As filed with the Securities and Exchange
                       Commission on February 26, 1998.




                            Registration No. 811-5670



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-2


REGISTRATION STATEMENT UNDER THE INVESTMENT                             /X/
  COMPANY ACT OF 1940


      AMENDMENT NO. 13                                                  /X/



                          OPPENHEIMER WORLD BOND FUND
                (formerly "Oppenheimer Multi-Government Trust")
-------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

             Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
                   (Address of Principal Executive Offices)

                                 212-323-0200
-------------------------------------------------------------------
                        (Registrant's Telephone Number)

                            ANDREW J. DONOHUE, ESQ.
                            OppenheimerFunds, Inc.
             Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                   FORM N-2

                          OPPENHEIMER WORLD BOND FUND
                (formerly "Oppenheimer Multi-Government Trust")

                             Cross Reference Sheet

Part A of
Form N-2
Item No.          Prospectus Heading

1                 *
2                 *
3                 *
4                 *
5                 *
6                 *
7                 *
8                 General Description of the Registrant
9                 Management
10                Capital Stock, Long-Term Debt, and Other Securities
11                *
12                *
13                See Item 15 of the Statement of Additional Information

Part B of
Form N-2
Item No.          Heading In Statement of Additional Information

14                Cover Page
15                Table of Contents
16                *
17                See Item 8 of the Prospectus
18                Management
19                Control Persons and Principal Holders of Securities
20                See Item 9 of the Prospectus
21                Brokerage Allocation and Other Practices
22                See Item 10 of the Prospectus
23                Financial Statements

----------------
* Not applicable or negative answer.

                          OPPENHEIMER WORLD BOND FUND
                (formerly "Oppenheimer Multi-Government Trust")

                                    PART A


                               February 26, 1997


                     INFORMATION REQUIRED IN A PROSPECTUS


Item 1.    Outside Front Cover.

           Inapplicable.

Item 2.    Inside Front and Outside Back Cover Page.

           Inapplicable.

Item 3.    Fee Table and Synopsis.

           Inapplicable.

Item 4.    Financial Highlights.

           Inapplicable.

Item 5.    Plan of Distribution.

           Inapplicable.

Item 6.    Selling Shareholders.

           Inapplicable.

Item 7.    Use of Proceeds.

           Inapplicable.

Item 8.    General Description of the Registrant.

      1. Organization. Oppenheimer World Bond Fund, formerly named "Oppenheimer Multi-Government Trust" (the "Fund" or "Registrant") is a closed-end diversified management investment company organized as a Massachusetts business trust on October 5, 1988.

      2, 3 and 4. Objectives. The Fund's primary investment objective is high current income consistent with preservation of capital. Its secondary objective is capital appreciation, which it may pursue by seeking to take advantage of changes in currency exchange and interest rates and by investing in convertible securities. The Fund's investment policies and practices are not "fundamental" policies (as defined below) unless a particular policy is identified as fundamental. The Fund's Board of Trustees may change non-fundamental investment policies without shareholder approval. The Fund's investment objectives are fundamental policies.


At a meeting held on October 9, 1997, the Board of Trustees of the Fund determined that it was in the best interests of the shareholders to convert the Fund to an open-end fund. Accordingly, the Board approved the submission to the shareholders of a proposal to convert the Fund from a closed-end investment company to an open-end investment company (the "Conversion"). In connection with the Conversion, the Trustees also considered and approved an amendment of the Fund's sub-classification under the Investment Company Act of 1940 (the "Act") from a closed- end management investment company to an open-end management investment company and the amendment and restatement of the Fund's Declaration of Trust to provide for such Conversion. The Board of Trustees also considered and approved new contractual arrangements for the management and distribution of the Fund as an open-end investment company. Each of the foregoing is subject to approval by the shareholders at a meeting schedule for April 16, 1998.

At that meeting, shareholders of the Fund are also being asked to approve changes to certain of the Fund's fundamental investment policies, including the Fund's investment objectives, to give the Fund further investment flexibility. If approved by shareholders, the Fund would change its investment objectives to a primary investment objective of seeking total return, and a secondary investment objective of seeking income when consistent with total return. Other proposed changes are explained below.


Investment Policies and Strategies. In seeking its objectives, as a matter of non-fundamental policy, the Fund will invest at least 65% of its total assets in bonds (defined, for purposes of this non-fundamental investment policy, to be debt securities and structured notes), and will invest at least 50% of its net assets in foreign securities. Also, as a matter of non-fundamental policy, the Fund will not make any purchase that will cause 25% or more of its total assets to be invested in Foreign Government Securities and foreign corporate securities of any one country (other than the United States). Foreign Government Securities are debt instruments issued or guaranteed by foreign governments, or their political subdivisions, agencies or instrumentalities, including supranational entities. The Fund may also invest in U.S. Government Securities, which are debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      In addition to investment in U.S. Government Securities and Foreign Government Securities, the Fund may invest in fixed-income securities of domestic and foreign corporations, including short-term money market instruments. Other securities and investments which may be held by the Fund include put and call options, common stock acquired upon the exercise of options or conversion of convertible securities, and futures contracts and related options. The Fund is designed for long-term investment and investors should not consider it as a trading vehicle although the Fund itself may at times have a relatively high turnover rate.

      The Fund's investment adviser, OppenheimerFunds, Inc. (the "Adviser"), will adjust the duration of the Fund's investment in debt securities from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. The Fund measures its portfolio duration on a "dollar-weighted" basis. "Effective portfolio duration" refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond to decline about 3%. It is a measure of portfolio volatility.

      U.S. Government Securities are considered among the most creditworthy of fixed-income investments. Because of this, the yields available from U.S. Government Securities are generally lower than the yields available from corporate debt securities. Nevertheless, the values of U.S. Government Securities (like those of fixed-income securities generally) will change as interest rates fluctuate. Despite guarantees as to the timely payment of principal and interest on U.S. Government Securities and Foreign Government Securities, such guarantees do not extend to the value or yield of such securities nor do they extend to the value of shares of the Fund.

     o Special Risks - High Yield Securities. The debt instruments in which the Fund may invest may be unrated or, if rated, in any rating category, provided, that, investments in securities rated lower than investment grade ("Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Corporation ("Standard & Poor's")or Duff & Phelps, Inc. (Duff & Phelps) or another nationally recognized statistical rating organization) may not exceed 50% of the Fund's total assets, with no more than 30% of the Fund's total assets being invested in non- investment grade: (1) Foreign Government Securities, (2) securities issued by foreign corporations or (3) securities denominated in non-U.S. currencies. Notwithstanding the foregoing, the Fund may not invest more than 5% of its total assets, measured at the time of purchase, in securities which are rated "C" or "D" by either Moody's, Duff & Phelps or Standard & Poor's. Those securities may be considered highly speculative and may be in default. The Appendix to this Prospectus describes these rating categories.

      The primary advantage of lower-rated, high yield securities is their relatively higher investment return. High yield bonds offer a higher yield to maturity than bonds with higher ratings, as compensation for holding an obligation that may be subject to greater risk. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. Those changes will affect the values of the Fund's portfolio securities, and therefore its net asset value per share. Further, because of their high coupon rates, high yield securities are generally less price sensitive to changes in interest rates than U.S. Treasury Securities. However, high yield securities, whether rated or unrated, may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than lower yielding, higher-rated fixed-income securities.

      Some of the principal risks of high yield securities include: (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination of the holder's claims to the prior claims of banks and other senior lenders in bankruptcy proceedings, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates, whereby the holder might receive redemption proceeds at times when only lower-yielding portfolio securities are available for investment, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. Some high yield bonds pay interest in kind rather than in cash.

      As a result of the limited liquidity of high yield securities, their prices have at times experienced significant and rapid decline when a significant number of holders of high yield securities simultaneously decided to sell them. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.


     o Interest Rate Risks. Although U.S. Government Securities involve little credit risk, their market values will fluctuate until they mature, depending on prevailing interest rates. When prevailing interest rates go up, the market value of already issued debt securities tends to go down. When interest rates go down, the market value of already issued debt securities tends to go up. The magnitude of those fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer. Certain of the Fund's investments, such as I/Os, P/Os and mortgage-backed securities such as CMOs, can be very sensitive to interest rate changes and their values can be quite volatile.


      |X| Credit Risks. Debt securities are also subject to credit risks. Credit risk relates to the ability of the issuer of a debt security to make interest or principal payments on the security as they become due. Generally, higher-yielding, lower-rated bonds (which are some of the type of bonds the Fund seeks to invest in) are subject to greater credit risk than higher-rated bonds. Securities issued or guaranteed by the U.S. Government are subject to little, if any, credit risk if they are backed by the "full faith and credit of the U.S. Government," which in general terms means that the U.S. Treasury stands behind the obligation to pay interest and principal. While the Adviser may rely to some extent on credit ratings by nationally recognized statistical rating agencies, including, but not limited to Standard & Poor's, Duff & Phelps or Moody's, in evaluating the credit risk of securities selected for the Fund's portfolio, it may also use its own research and analysis or that provided by other sources. However, many factors affect an issuer's ability to make timely payments, and there can be no assurance that the credit risks of a particular security will not change over time or that the credit risk will be correctly analyzed by the Adviser, by nationally recognized rating agencies, or by other sources.

     o Foreign Securities. The Fund may invest in equity and debt securities (which may either be denominated in U.S. dollars or in non-U.S. currencies), issued or guaranteed by foreign corporations, certain supranational entities (described below), and foreign governments or their agencies or instrumentalities, and in debt obligations issued by U.S. corporations denominated in non-U.S. currencies. All such securities are referred to as "foreign securities."

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If the Fund's portfolio securities are held abroad, the countries in which they may be held and the sub-custodians or depositories holding them must be approved by the Corporation's Board of Directors to the extent that approval is required under applicable rules of the Securities and Exchange Commission.

     o Risks of Foreign Investing. Investments in foreign securities present special additional risks and considerations not typically associated with investments in domestic securities: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits and obtaining judgments in foreign courts; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

     o Special Risks of Emerging Market Countries. Investments in emerging market countries may involve further risks in addition to those identified above for investments in foreign securities. Securities issued by emerging market countries and by companies located in those countries may be subject to extended settlement periods, whereby the Fund might not receive principal and/or income on a timely basis and its net asset value could be affected. There may be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange rates may be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there may be significant balance of payment deficits; and their economies and markets may respond in a more volatile manner to economic changes than those of developed countries.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. The Fund may engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates.

      o  U.S. Government Securities.

      U.S. Government Securities are debt obligations issued or guaranteed by the United States Government or its agencies or instrumentalities. Obligations of U.S. Government agencies or instrumentalities may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. Government to purchase the agencies'
obligations; while others are supported only by the credit of the instrumentality. All U.S. Treasury obligations are backed by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. U.S.
Government Securities include the following:

     o U.S. Treasury Obligations. These include Treasury Bills (which have maturities of one year or less when issued), Treasury Notes (which have maturities of two to ten years when issued) and Treasury Bonds (which have maturities generally greater than ten years when issued). U.S. Treasury obligations are backed by the full faith and credit of the United States.

     o  Obligations  Issued  or  Guaranteed  by  U.S.   Government  Agencies  or
Instrumentalities. These are obligations that are supported by any of the following: (a) the full faith and credit of the U.S. Government, such as Government National Mortgage Association ("Ginnie Mae") modified pass-through certificates as described below, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government such as bonds issued by Federal National Mortgage Association ("Fannie Mae"), (c) the discretionary authority of the U.S. Government to purchase the obligations of the agency or instrumentality, or (d) the credit of the instrumentality, such as obligations of Federal Home Loan Mortgage Corporation ("Freddie Mac"). Agencies and instrumentalities the securities of which are supported by the discretionary authority of the U.S. Government to purchase such securities and which the Fund may purchase under (c) above include: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Freddie Mac and Fannie Mae.

     o Zero Coupon Treasury  Securities.  "Zero coupon" Treasury securities are:
(i) U.S. Treasury notes or bonds which have been stripped of their unmatured interest coupons and receipts; or (ii) certificates representing interests in such stripped debt obligations or coupons. The Fund will not invest in certificates which are issued by private issuers. Because a zero coupon security pays no interest to its holder during its life, the Fund will invest in such securities for capital appreciation purposes. Such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distribution of interest. Current Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the holder received no interest payment in cash on the security during the year. The Fund will not invest more than 10% of its total assets at the time of purchase in zero coupon Treasury securities.


      o Mortgage-Backed Securities and CMOs. The Fund may invest in securities that represent participation interests in pools of residential mortgage loans, including collateralized mortgage obligations (CMOs). Some CMOs may be issued or guaranteed by agencies or instrumentalities of the U.S. Government (for example, Ginnie Maes, Freddie Macs and Fannie Maes). Other CMOs are issued by private issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semi-annually) with principal payments at maturity or specified call dates. Mortgage- backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayment made by the individual borrowers on the pooled mortgage loans). Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages or other factors.

      The price and yields to maturity of CMOs are, in part, determined by assumptions about cash-flows from the rate of payments of underlying mortgages. However, changes in prevailing interest rates may cause the rate of prepayments of underlying mortgages to change. In general, prepayments on fixed rate mortgage loans increase during periods of falling interest rates and decrease during periods of rising interest rates. Faster than expected prepayments of underlying mortgages will reduce the market value and yield to maturity of issued CMOs. If prepayments of mortgages underlying a short-term or intermediate-term CMO occur more slowly than anticipated because of rising interest rates, the CMO effectively may become a longer-term security. The prices of long-term debt securities generally fluctuate more widely than those of shorter-term securities in response to changes in interest rates which, in turn, may result in greater fluctuations in the Fund's share prices.


     The effective maturity of a mortgage-backed security may be shortened by unscheduled or early payment of principal and interest on the underlying mortgages, which may affect the effective yield of such securities. The principal that is returned may be invested in instruments having a higher or lower yield than the prepaid instruments, depending on then-current market conditions. Such securities therefore may be less effective as a means of "locking in" attractive long-term interest rates and may have less potential for appreciation during periods of declining interest rates than conventional bonds with comparable stated maturities. If the Fund buys mortgage-backed securities at a premium, prepayments of principal and foreclosures of mortgages may result in some loss of the Fund's principal investment to the extent of the premium paid.


      The Fund may invest in collateralized mortgage obligations ("CMOs") that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or by a private issuer), or that are collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality (or by a private issuer). CMOs issued by such private issuers are not issued or guaranteed by the U.S. Government or its agencies and are, therefore, also subject to credit risks. Credit risk relates to the ability of the issuer or a debt security to make interest or principal payments on the security as they become due. Securities issued or guaranteed by the U.S. Government are subject to little, if any, credit risk because they are backed by the "full faith and credit of the U.S. Government", which in general terms means that the U.S. Treasury stands behind the obligation to pay interest and principal. Payment of the interest and principal generated by the pool of mortgages for a CMO is passed through to the holders as the payments are received by the issuer of the CMO. CMOs may be issued in a variety of classes or series ("tranches") that may have different maturities and other different characteristics. For example, the principal value of certain CMO tranches may be more volatile than other types of mortgage-related securities, because of the possibility that the principal value of the CMO may be prepaid earlier than the maturity of the CMO as a result of prepayments of the underlying mortgage loans by the borrowers.


      The Fund may invest in "stripped" mortgage-backed securities or CMOs or other securities issued by agencies or instrumentalities of the U.S. Government. Stripped mortgage-backed securities usually have two classes. The classes receive different proportions of the interest and principal distributions on the pool of mortgage assets that act as collateral for the security. In certain cases, one class will receive all of the interest payments (and is known as an "I/O"), while the other class will receive all of the principal value on maturity (and is known as a "P/O").

     The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon- bearing bonds of the same maturity.

      Stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, some stripped securities may be deemed "illiquid." If the Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment policy limiting investments in illiquid securities to 10% of the Fund's assets.

      The Fund may also enter into "forward roll" transactions with banks or other buyers that provide for future delivery of the mortgage-backed securities in which the Fund may invest. The Fund would be required to segregate liquid assets of any type, including equity and debt securities of any grade to its custodian bank in an amount equal to its purchase payment obligation under the roll.

      o GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. The GNMA Certificates that the Fund may purchase are of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payment.

      The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayment of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

     o FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHMLC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

      o FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificates represents a pro rata share of all interest and principal payments made and owed on the underlying pool FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

      o  Other Securities.

      o  Corporate Securities

      The corporate fixed-income securities in which the Fund may invest include securities issued by domestic and foreign corporations and issuers and may be denominated in U.S. dollars or in non-U.S. currencies. These investments may include non-convertible debt obligations such as bonds, debentures and notes. The corporate fixed-income investments of the Fund may also include preferred and convertible preferred stocks of domestic corporations and issuers. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers.

     o Preferred Stocks. Preferred stocks, like common stocks, represent ownership interests in a corporation. However, unlike common stock, preferred stock offers a stated dividend rate payable from a corporation's earnings. Dividends on some preferred stocks may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

      o Convertible Securities. Convertible fixed-income securities may include convertible debt obligations and preferred stocks, and can provide a potential for current income through interest and dividend payments and at the same time provide an opportunity for capital appreciation by virtue of their convertibility into common stock.

      Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, may entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value without considering its conversion privilege) and its "conversion value" (the security's worth if it were to be exchanged pursuant to its conversion privilege for the underlying security at the market value of the underlying security). Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

      To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise as with other fixed-income securities (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value, which represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objectives.

      o  Money Market Instruments

     The Fund may invest in U.S. dollar-denominated debt obligations maturing in one year or less to maintain liquidity deemed necessary by the Adviser for investment purposes. In addition, the Fund may invest in such instruments for defensive purposes, to minimize the impact of fluctuating interest rates on the net asset value of the Fund during periods of adverse market conditions. These obligations include:

      (1) U.S.  Government  Securities:  Debt  instruments of the type described
under  "U.S.   Government   Securities"  above.   Instruments  in  money  market
instruments will be viewed by the Fund as U.S. Government Securities to the extent that the securities or, in the case of repurchase agreements, the securities collateralizing the agreements, are U.S. Government Securities.

      (2) Bank Obligations and Instruments Secured Thereby: The bank obligations the Fund may invest in include time deposits, certificates of deposit, and bankers' acceptances if they are: (i) obligations of a domestic bank with total assets of at least $1 billion or (ii) obligations of a foreign bank with total assets of at least U.S. $1 billion. The Fund may also invest in instruments secured by such obligations (e.g., debt which is guaranteed by the bank). For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations which may or may not be members of the Federal Deposit Insurance Corporation.


      Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by the Fund in illiquid investments, set forth above in the section entitled "Illiquid and Restricted Securities."


      Banker's acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

      (3) Commercial Paper: Obligations rated "A-1", "A-2" or "A-3" by Standard & Poor's or Prime-1, Prime-2 or Prime-3 by Moody's or if not rated, issued by a corporation or a foreign government, subdivision, agency or instrumentality having an existing debt security rated "A" or better by Standard & Poor's or Moody's.

      (4) Corporate Obligations: Corporate debt obligations (including master demand notes but not including commercial paper) if they are issued by domestic corporations and are rated "A" or better by Standard & Poor's or Moody's or unrated securities which are of comparable quality in the opinion of the Adviser.

      (5) Other Obligations:  Obligations other than those listed in (1) through
(4) above, but not satisfying the standards set forth therein, if they are: (i) subject to repurchase agreements; or (ii) guaranteed as to principal and interest by a domestic or foreign bank having total assets in excess of $1 billion, by a corporation whose commercial paper may be purchased by the Fund, or by a foreign government, subdivision, agency or instrumentality having an existing debt security rated "A" or better by Standard & Poor's, Duff & Phelps or Moody's.

      (6) Board Approved Instruments: Other short-term investments of a type which the Board determines presents minimal credit risks and which are of "high quality" as determined by any major rating service or, in the case of an instrument that is not rated, of comparable qualify as determined by the Board. Appendix B to the Prospectus dated November 23, 1988 contains a general description of securities ratings.

      Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

      Bank time deposits may be non-negotiable until expiration and may impose penalties for early withdrawal. Master demand notes are corporate obligations which permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The Fund has no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, subject to policies established by the Board of Trustees, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in bank time deposits and master demand notes are subject to the 15% investment limitation on securities that are not readily marketable as set forth below.

     o Asset-Backed Securities The Fund may invest in securities that represent undivided fractional interests in pools of consumer loans, similar in structure to the mortgage-backed securities in which the Fund may invest described above. Payments of principal and interest are passed through to holders of asset-backed securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other obligations. The degree of credit enhancement varies and generally applies, until exhausted, to only a fraction of the asset-backed security's par value. If the credit enhancement of any asset- backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may then experience losses or delays in receiving payment and a decrease in the value of the asset-backed security.

      The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement is exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying consumer loans by the individuals, and the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments that shorten the weighted average life of asset-backed securities and may lower their return in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

      o  Participation Interests

     The Fund may acquire participation interests in loans that are made to U.S. or foreign companies or to foreign governments (the "borrower"). They may be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of the Fund's net assets can be invested in participation interest of the same borrower. The Adviser has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares. Some borrowers may have senior securities rated as low as "C" by Moody's or "D" by Standard & Poor's or Duff & Phelps, but may be deemed acceptable credit risks. Participation interests are subject to the Fund's limitations on investments in illiquid securities.

Other  Investment   Techniques  and  Strategies.   In  pursuing  its  investment
objectives, the Fund may engage in the following special investment techniques.


      o Direct Placements and Other Illiquid Securities. The Fund may invest up to 10% of its total assets in restricted and illiquid securities, which are those securities that are not readily marketable. These include securities purchased in direct placements and securities subject to statutory or contractual restrictions and delays on resale (restricted securities). This policy does not limit the acquisition of restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Board of Trustees or the Adviser under Board-approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, the Fund's holdings of those securities may be illiquid. Restricted securities may generally be resold only in privately-negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act of 1933 and are, therefore, unlike securities which are traded in the open market and can be expected to be sold immediately if the market demand is adequate. If restricted securities are substantially comparable to registered securities of the same issuer which are readily marketable, the Fund may not purchase them unless they are offered at a discount from the market price of the registered securities. No restricted securities will be purchased unless the issuer has agreed to register the securities at its expense within a specific time period. Adverse conditions in the public securities market at certain times may preclude a public offering of an issuer's unregistered securities. There may be undesirable delays in selling restricted securities at prices representing fair value. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.


      Other illiquid securities in which the Fund may invest include bank time deposits, master demand notes and certain puts and calls which are traded in the over-the-counter markets.

      o Repurchase Agreements. In order to increase income, any of the securities permissible for purchase may be acquired by the Fund subject to repurchase agreements with commercial banks with total assets in excess of $1 billion or securities dealers with a net worth in excess of $50 million. In a repurchase transaction, at the time the Fund acquires a security, it simultaneously resells it to the vendor and must deliver that security to the vendor on a specific future date. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase transaction of more than seven days. Repurchase agreements are considered "loans" under the Investment Company Act of 1940 (the "1940 Act"), collateralized by the underlying security. The Fund's repurchase agreements will require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to collateralize the loan fully. The Adviser will monitor the collateral daily and, in the event its value declines below the repurchase price, will immediately demand additional collateral be deposited. If such demand is not met within one day, the existing collateral will be sold. Additionally, the Adviser will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed-upon resale price on the delivery date, the Fund's risks in such event may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and loss from any delay in foreclosing on the collateral. There is no limit on the amount of the Fund's assets that may be subject to repurchase agreements.

      o When-Issued and Delayed Delivery Transactions. The Fund may purchase mortgage-backed securities, municipal bonds and other debt securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio for delivery pursuant to option contracts it has entered into, the Fund may dispose of a commitment prior to settlement. The Fund does not intend to make such purchases for speculative purposes. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by the Fund and settlement (generally between two months and 120 days), no payment is made for the securities purchased, and no interest accrues to the Fund from the transaction. Such securities are subject to market fluctuations; the value at delivery may be less than the purchase price. The Fund will maintain a segregated account with its custodian, consisting of liquid assets of any type, including equity and debt securities of any grade at least equal to the value of purchase commitments until payment is made. Such securities may bear interest at a lower rate than longer term securities. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve a risk of loss if the value of the security declines prior to the settlement date, which risk is in addition to the risk of decline of the Fund's other assets.

      o Hedging. The Fund may certain kinds of futures contracts; forward contracts; call and put options on securities, futures, indices and foreign currencies; and enter into interest rate swap agreements These are referred to as "Hedging Instruments". Hedging Instruments may be used to attempt to protect against possible declines in the market value of the Fund's portfolio from downward trends in securities markets (generally due to a rise in interest rates), to protect the Fund's unrealized gains in the value of its securities which have appreciated, to facilitate selling securities for investment reasons, to establish a position in the securities markets as a temporary substitute for purchasing particular securities, or to reduce the risk of adverse currency fluctuations. The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's activities in the underlying cash market. Covered calls and puts may also be written on securities to attempt to increase the Fund's income. A call or put may be purchased only if, after such purchase, the value of all call and put options held by the Fund would not exceed 5% of the Fund's total assets. The Hedging Instruments the Fund may use are described below. As of the date of this Registration Statement, the Fund does not intend to enter into Futures, Forward Contracts and options on Futures if after any such purchase, the sum of margin deposits on Futures and premiums paid on Futures options would exceed 5% of the value of the Fund's total assets.


      o Futures. The Fund may buy and sell futures contracts that relate to (1) stock indices (referred to as Stock Index Futures), (2) other securities indices (together with Stock Index Futures, refereed to as Financial Futures), (3) interest rates (referred to as Interest Rate Futures), (4) foreign currencies (referred to as Forward Contracts), or (5) commodities (referred to as commodity futures.) An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price. That obligation may be satisfied by actual delivery of the debt security or by entering into an offsetting contract. A bond index assigns relative values to the bonds included in that index and is used as a basis for trading long-term Bond Index Futures contracts. Bond Index Futures reflect the price movements of bonds included in the index. They differ from Interest Rate Futures in that settlement is made in cash rather than by delivery; or settlement may be made by entering into an offsetting contract.

     o Put and Call Options. The Fund may buy and sell exchange- traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls.

      The Fund may buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.


      o Foreign Currency Options. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options, for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would either lose the premium it paid and incur transaction costs, or purchase or sell the foreign currency at a disadvantageous price.

      o Forward Contracts. The Fund may enter into foreign currency exchange contracts ("Forward Contracts"), which obligate the seller to deliver and the purchaser to take a specific foreign currency at a specific future date for a fixed price. The Fund may enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. There is a risk that use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on foreign exchanges and are subject to procedures and regulations applicable to other Futures. The Fund may also enter into a Forward Contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the Forward Contract and the foreign currency of the underlying investment than between the U.S. dollar and the currency of the underlying investment. This technique is referred to as "cross hedging". The success of cross hedging is dependent on many factors, including the ability of the Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

      The Fund will not speculate in foreign currency exchange contracts. There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such Forward Contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency or enter into a "cross-hedge" unless it is denominated in a currency or currencies that the Adviser believes will have price movements that tend to correlate closely with the currency.

      o Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets of any type, including equity and debt securities of any grade to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

     Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If a covered call written by the Fund is exercised on a security that has increased in value, the Fund will be required to sell the security at the call price and will not be able to realize any profit if the security has increased in value above the call price. For example, the use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To limit its exposure in foreign currency exchange contracts, the Fund limits its exposure to the amount of its assets denominated in the foreign currency. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

     o Derivative Investments. The Fund can invest in a number of different kinds of "derivative investments." In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index or currency. In the broadest sense, derivative investments include exchange-traded options and futures contracts. The risks of investing in derivative investments include not only the ability of the company issuing the instrument to pay the amount due on the maturity of the instrument, but also the risk that the underlying investment or security might not perform the way the Adviser expected it to perform. The performance of derivative investments may also be influenced by interest rate changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal and/or income than expected. Certain derivative investments held by the Fund may trade in the over-the-counter market and may be illiquid.

      Examples of derivative investments the Fund may invest in include, among others, "index-linked" notes which are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to make fixed interest payments and pay a fixed sum on the maturity of the note. The principal and/or interest payments on maturity of an index-linked note depends on the performance of one or more market indices, such as the S & P 500 Index. Further examples of derivative investments the Fund may invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the principal amount of the security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt.

     The Fund may also invest in currency-indexed securities. Typically these are short-term or intermediate-term debt securities having a value at maturity, and/or interest rates determined by reference to one or more specified foreign currencies. Certain currency-indexed securities purchased by the Fund may have a payout factor tied to a multiple of the movement of the U.S. dollar (or the foreign currency in which the security is denominated) against the movement in the U.S. dollar, the foreign currency, another currency, or an index. Such securities may be subject to increased principal risk and increased volatility than comparable securities without a payout factor in excess of one, but the Adviser believes the increased yield justifies the increased risk.

      o Loans of Portfolio Securities. To attempt to increase its income, the Fund may lend its portfolio securities if, after any loan, the value of the securities loaned does not exceed 25% of the total value of its assets. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government Securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives an amount equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such loan collateral; either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"), and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter. The Fund will make such loans only to banks and securities dealers with whom it may enter into repurchase transactions. If the borrower fails to return the loaned security the Fund's risks include: (1) any costs in disposing of the collateral; (2) loss from a decline in value of the collateral to an amount less than 100% of the securities loaned; (3) being unable to exercise its voting or consent rights with respect to the security; and (4) any loss arising from the Fund being unable to timely settle a sale of such securities.

      o Borrowing. From time to time, the Fund may increase its ownership of securities by borrowing up to 10% of the value of its net assets from banks and investing the borrowed funds (on which the Fund will pay interest). After any such borrowing, the Fund's total assets, less its liabilities other than borrowings, must remain equal to at least 300% of all borrowings, as set forth in the Investment Company Act. Interest on borrowed money is an expense the Fund would not otherwise incur, so that it may have substantially reduced net investment income during periods of substantial borrowings. The Fund's ability to borrow money from banks subject to the 300% asset coverage requirement is a fundamental policy. Subject to the 10% limit (which is a fundamental policy), the Fund may also borrow to finance repurchases and/or tenders of its shares and may also borrow for temporary purposes in an amount not exceeding 5% of the value of the Fund's total assets. Any investment gains made with the proceeds obtained from borrowings in excess of interest paid on the borrowings will cause the net income per share or the net asset value per share of the Fund's Shares to be greater than would otherwise be the case. On the other hand, if the investment performance of the securities purchased fails to cover their cost
(including any interest paid on the money borrowed) to the Fund, then the net income per share or net asset value per share of the Fund's Shares will be less than would otherwise have been the case. This speculative factor is known as "leverage." Although such borrowings would therefore involve additional risk to the Fund, the Fund will only borrow if such additional risk of loss of principal is considered by the Adviser to be appropriate in relation to the Fund's primary investment objective of high current income consistent with preservation of capital. The Adviser will make this determination by examining both the market for securities in which the Fund invests and interest rates in general to ascertain that the climate is sufficiently stable to warrant borrowing. Because the Fund will limit its borrowings to finance repurchases of and/or tenders for its Shares to 10% of the value of its net assets, the Fund may not be able to purchase as many Shares as it would have if its borrowing power extended to the maximum limit allowed under the 1940 Act.

      o Defensive Strategies. There may be times when, in the Adviser's judgment, conditions in the securities markets would make pursuing the Fund's primary investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund may employ alternative strategies primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund may increase the portion of its assets invested in U.S. Government Securities up to 100% and/or nonconvertible high-grade debt securities up to 35%. The Fund may also hold up to 100% of its assets in cash or cash equivalents. It is impossible to predict when, or for how long, alternative strategies will be utilized.

      Other Investment Restrictions. The Fund has adopted the following investment restrictions, which together with its investment objective, are fundamental policies changeable only with the approval of the holders of a "majority" of the Fund's outstanding voting securities, defined in the Investment Company Act of 1940 as the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Fund, or (b) 67% or more of the Shares present or represented by proxy at a meeting if more than 50% of the Fund's outstanding Shares are represented at the meeting in person or by proxy. Unless it is specifically stated that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in the Statement of Additional Information. Under these restrictions, the Fund will not do any of the following:

      o As to 75% of its total assets, the Fund cannot invest in securities of any one issuer (other than the United States Government, its agencies or instrumentalities) if after any such investment either
            (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would then own more than 10% of the voting securities of that issuer;


      o The Fund cannot concentrate investments to the extent of 25% or more of its total assets in securities of issuers in the same industry; provided that this limitation shall not apply with respect to investments in U.S. Government Securities;


      o The Fund cannot make loans except through (a) the purchase of debt securities in accordance with its investment objectives and policies; (b) the lending of portfolio securities as described above; or (c) the acquisition of securities subject to repurchase agreements;


At the shareholder meeting, shareholders of the Fund are being asked to approve that this fundamental investment policy be deleted and replaced with a new fundamental investment policy that would read as follows:

     o The Fund cannot make loans, except that the Fund may purchase debt securities and enter into repurchase agreements or when-issued, delayed delivery or similar securities transactions, and may lend its portfolio securities.


      o The Fund cannot borrow money, except in conformity with the restrictions stated above under "Borrowing"; At the shareholder meeting, shareholder of the Fund are being asked that the various borrowing policies detailed above under "Borrowing" be deleted, and replaced with the maximum borrowing limit permitted under the Investment Company Act. This new borrowing policy would also be a fundamental policy, as required by sections 8(b)(1) and 13(a)(2) of the Investment Company Act. The Investment Company Act currently requires that after any borrowing by an open-end fund, the fund's total assets, less its liabilities other than borrowings, must be maintained at least equal to 300% of all borrowings. Interest on borrowed money is an expense the Fund would not otherwise incur, so that it may have substantially reduced net investment income during periods of substantial borrowings. Any investment gains made with the proceeds obtained from borrowings in excess of interest paid on the borrowings will cause the net income per share or the net asset value per share of the Fund's shares to be greater than would otherwise be the case. On the other hand, if the investment performance of the securities purchased fails to cover their cost to the Fund (including any interest paid on the money borrowed), then the net income per share or net asset value per share of the Fund's shares will be less than would otherwise have been the case. This speculative factor is known as "leverage."

This new policy would read as follows:

     o The Fund may borrow money from banks on an unsecured basis to buy securities, and may borrow for temporary, emergency purposes or under other unusual circumstances, subject to the limits set forth in the Investment Company Act.



     o The Fund cannot pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings or for the escrow arrangements contemplated in connection with the use of Hedging Instruments;


At the shareholder meeting, shareholders of the Fund are being asked to approve that this fundamental policies be amended to allow the Fund to enter into escrow, collateral and margin arrangements in connection not only with its hedging instruments, but also with any of its permitted investments. The revised fundamental investment policies would read as follows:


     o The Fund cannot mortgage, pledge or hypothecate the Fund's assets; for purposes of this policy escrow, collateral and margin arrangements involved with any of its investments are not considered to involve a mortgage, hypothecation or pledge.



     o The Fund cannot participate on a joint or joint and several basis in any securities trading account;


At the shareholder meeting, shareholders of the Fund are being asked to approve that this restriction be removed. This restriction might be interpreted as preventing the Fund from participating in the joint account available to the other Oppenheimer funds under an Exemptive Order issued by the SEC. This joint account is used for the pooling of excess cash of the participating Oppenheimer funds for the purchase of overnight repurchase agreements. Each fund's liability on any repurchase agreement purchased by the joint account is limited to its interest in such repurchase agreement. The joint account provides a convenient and efficient way of aggregating what otherwise would be the one or more individual transactions for each fund necessary to manage the daily uninvested cash balances of each fund.


     o The Fund cannot invest in companies for the purpose of exercising control or management thereof;

     o The Fund cannot make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or by virtue of ownership of other securities has the right, without payment of any further consideration, to obtain an equal amount of the securities sold short ("short sales against the box"); short sales may be made to defer realization of gain or loss for Federal income tax purposes;

     o The Fund cannot invest in (a) real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein;
(b) commodities or commodity contracts (except that the Fund may purchase and sell Hedging Instruments whether or not they are considered to be a commodity or commodity contract); or (c) interests in oil, gas or other mineral exploration or development programs;


At the shareholder meeting, shareholders of the Fund are being asked to approve a change to subsection (b) which prohibits the Fund from trading in physical commodities. The Fund does not seek permission to trade physical commodities. However, this investment policy could be read to prohibit the Fund from buying or selling options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities, including "commodity-linked" notes unless they are hedging instruments. To resolve any ambiguity as to whether the Fund may invest in those instruments shareholders of the Fund are being asked to approve that this fundamental investment policy be deleted and replaced with a new policy that is also fundamental, as required by sections 8(b)(1) and 13(a)(2) of the Investment Company Act of 1940. The new fundamental policy would read as follows:

     o The Fund cannot invest in physical commodities or physical commodity contracts; however, the Fund may: (i) buy and sell hedging instruments permitted by any of its other investment policies, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities.


     o The Fund cannot act as an underwriter of securities, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held for its own portfolio; or

     o The Fund cannot purchase securities on margin, except that the Fund may make margin deposits in connection with any of the Hedging Instruments it may use.


At the shareholder meeting, shareholders of the Fund are being asked to approve that this fundamental policies be amended to allow the Fund to enter into escrow, collateral and margin arrangements in connection not only with its hedging instruments, but also with any of its permitted investments. The revised fundamental investment policies would read as follows:

     o The Fund cannot purchase securities on margin; however, the Fund may make margin deposits in connection with any of its other investments.



      5. The shares of beneficial interest of the Fund, $.01 par value per share (the "Shares"), are listed and traded on The New York Stock Exchange (the "NYSE"). The following table sets forth for the Shares for the periods indicated: (a) the per Share high sales price on the NYSE, the net asset value per Share as of the last day of the week immediately preceding the day for which the high sales price on the NYSE is reported, and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such high sales price and the corresponding net asset value and (b) the per Share low sales price on the NYSE, the net asset value per Share as of the last day of the week immediately preceding the day for which the low sales price on the NYSE is reported, and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such low sales price and the corresponding net asset value.




               Market Price High;(1)              Market Price Low;(1)
               NAV and Premium/                   NAV and Premium/
Ended          (Discount) That Day(2)             (Discount) That Day(2)
-----          ---------------------              ---------------------




1/31/95        Market: $7.25                      Market: $6.625
               NAV: $7.86                         NAV: $7.84
               Premium/(Discount): (7.76)%        Premium/(Discount): (15.50)%

4/30/95        Market: $7.375                     Market: $6.5
               NAV: $7.58                         NAV: $7.68
               Premium/(Discount): (2.70)%        Premium/(Discount): (15.36)%

7/31/95        Market: $7.25                      Market: $6.5
               NAV: $7.85                         NAV: $7.84
               Premium/(Discount): (7.64)%        Premium/(Discount): (17.09)%

10/31/95       Market: $7.125                     Market: $6.625
               NAV: $7.87                         NAV: $7.87
               Premium/(Discount): (9.47)%        Premium/(Discount): (15.82)%

1/31/96        Market: $7.375                     Market: $6.75
               NAV: $8.04                         NAV: $7.91
               Premium/(Discount): (8.27)%        Premium/(Discount): (14.66)%

4/30/96        Market: $7.63                      Market: $7.00
               NAV: $8.11                         NAV: $7.93
               Premium/(Discount): (5.89)%        Premium/(Discount): (11.73)%

7/31/96        Market: $7.25                      Market: $7.00
               NAV: $8.10                         NAV: $7.97
               Premium/(Discount): (10.49)%       Premium/(Discount): (12.17)%

10/31/96       Market: $7.63                      Market: $7.00
               NAV: $8.31                         NAV: $8.11
               Premium/(Discount): (8.24)%        Premium/(Discount): (13.69)%

1/31/97        Market: $7.50                      Market: $7.13
               NAV: $8.42                         NAV:$8.29
               Premium/(Discount):(10.93)%        Premium/(Discount): (14.05)%


4/30/97        Market: $7.88                      Market: $7.13
               NAV: $8.43                         NAV:$8.30
               Premium/(Discount):(6.58)%         Premium/(Discount): (14.16)%

7/31/97        Market: $8.00                      Market: $7.25
               NAV: $8.43                         NAV:$8.29
               Premium/(Discount):(5.10)%         Premium/(Discount): (12.55)%

10/31/97       Market: $8.25                      Market: $7.56
               NAV: $8.42                         NAV:$8.42
               Premium/(Discount):(2.02)%         Premium/(Discount): (10.18)%

1/31/98        Market: $8.06                      Market: $7.81
               NAV: $8.29                         NAV:$8.22
               Premium/(Discount):(2.74)%         Premium/(Discount): (4.96)%






--------------
(1)As reported by the NYSE.
(2)The Fund's computation of net asset value (NAV) is as of the close of trading on the last day of the week immediately preceding the day for which the high and low market price is reported and the premium or discount (expressed as a percentage of net asset value) is calculated based on the difference between the high or low market price and the corresponding net asset value for that day, divided by the net asset value.

     The Board of Trustees of the Fund has determined that it may be in the interests of Fund shareholders for the Fund to take action to attempt to reduce or eliminate a market value discount from net asset value. To that end, the Fund may, from time to time, either repurchase Shares in the open market or, subject to conditions imposed from time to time by the Board, make a tender offer for a portion of the Fund's Shares at their net asset value per Share. Subject to the Fund's fundamental policy with respect to borrowings, the Fund may incur debt to finance repurchases and/or tenders. Interest on any such borrowings will reduce the Fund's net income. In addition, the acquisition of Shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. If the Fund must liquidate portfolio securities to purchase Shares tendered, the Fund may be required to sell portfolio securities for other than investment purposes and may realize gains and losses.

      In addition to open-market Share purchases and tender offers, the Board could also seek shareholder approval to convert the Fund to an open-end investment company if the Fund's Shares trade at a substantial discount. If the Fund's Shares have traded on the NYSE at an average discount from net asset value of more than 10%, determined on the basis of the discount as of the end of the last trading day in each week during the period of 12 calendar weeks ending October 31 in such year, the Trustees will consider recommending to shareholders a proposal to convert the Fund to an open-end company. If during a year in which the Fund's Shares trade at the average discount stated, and for the period described, in the preceding sentence the Fund also receives written requests from the holders of 10% or more of the Fund's outstanding Shares that a proposal to convert to an open end company be submitted to the Fund's shareholders, within six months the Trustees will submit a proposal to the Fund's shareholders, to the extent consistent with the 1940 Act, to amend the Fund's Declaration of Trust to convert the Fund from a closed-end to an open-end investment company. If the Fund converted to an open-end investment company, it would be able continuously to issue and offer its Shares for sale, and each Share of the Fund could be tendered to the Fund for redemption at the option of the shareholder, at a redemption price equal to the current net asset value per Share. To meet such redemption request, the Fund could be required to liquidate portfolio securities. Its Shares would no longer be listed on the NYSE. The Fund cannot predict whether any repurchase of Shares made while the Fund is a closed-end investment company would decrease the discount from net asset value at which the Shares trade. To the extent that any such repurchase decreased the discount from net asset value to an amount below 10% during the measurement period described above, the Fund would not be required to submit to shareholders a proposal to convert the Fund to an open-end investment company. At a meeting held on October 9, 1997, the Board of Trustees of the Fund determined that it was in the best interests of the shareholders to convert the Fund to an open-end fund. Accordingly, the Board approved the submission to the shareholders of a proposal to convert the Fund from a closed-end investment company to an open-end investment company (the "Conversion"). In connection with the Conversion, the Trustees also considered and approved an amendment of the Fund's sub-classification under the Investment Company Act of 1940 (the "Act") from a closed- end management investment company to an open-end management investment company and the amendment and restatement of the Fund's Declaration of Trust to provide for such Conversion. The Board of Trustees also considered and approved new contractual arrangements for the management and distribution of the Fund as an open-end investment company. Each of the foregoing is subject to approval by the shareholders at a meeting schedule for April 16, 1998.


Item 9.   Management

      1(a). The Fund is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Adviser. The Fund is required to hold annual shareholder meetings for the election of trustees and the ratification of its independent auditors. The Fund may also hold shareholder meetings from time to time for other important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      1(b). The Adviser, a Colorado corporation with its principal offices at Two World Trade Center, New York, New York 10048-0203, acts as investment manager for the Fund under an investment advisory agreement (the "Advisory Agreement") under which it provides ongoing investment advice and conducts the investment operations of the Fund, including purchases and sales of its portfolio securities, under the general supervision and control of the Trustees of the Fund. The Adviser also acts as accounting agent for the Fund.


      The Adviser has operated as an investment company adviser since April 30, 1959. It and its affiliates currently manage investment companies with assets in excess of $75 billion as of December 31, 1997, and held in more than 3.5 million shareholder accounts. The Adviser is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of the Adviser, and ultimately controlled by Massachusetts Mutual Life Insurance Company.


      The Adviser provides office space and investment advisory services for the Fund and pays all compensation of those Trustees and officers of the Fund who are affiliated persons of the Adviser. Under the Advisory Agreement, the Fund pays the Adviser an advisory fee computed and paid weekly at an annual rate of .65 of 1% of the net assets of the Fund at the end of that week. The Fund also pays the Adviser an annual fee of $18,000, plus out-of-pocket costs and expenses reasonably incurred, for performing limited accounting services for the Fund. During the fiscal years ended October 31, 1995, 1996 and 1997, the Fund paid management fees to the Adviser of $332,730, $346,262 and $359,532, respectively. The Fund incurred approximately $15.011 in expenses for the fiscal year ended October 31, 1997 for services provided by Shareholder Financial Services, Inc. ("SFSI").

      Under the Advisory Agreement, the Fund pays certain of its other costs not paid by the Adviser, including (a) brokerage and commission expenses, (b) Federal, state, local and foreign taxes, including issue and transfer taxes, incurred by or levied on the Fund, (c) interest charges on borrowings, (d) the organizational and offering expenses of the Fund, whether or not advanced by the Adviser, (e) fees and expenses of registering the Shares of the Fund under the appropriate Federal securities laws and of qualifying Shares of the Fund under applicable state securities laws, (f) fees and expenses of listing and maintaining the listings of the Fund's Shares on any national securities exchange, (g) expenses of printing and distributing reports to shareholders, (h) costs of shareholder meetings and proxy solicitation, (i) charges and expenses of the Fund's Administrator, custodian and Registrar, Transfer and Dividend Disbursing Agent, (j) compensation of the Fund's Trustees who are not affiliated persons of the Adviser, (k) legal and auditing expenses, (l) the cost of certificates representing the Fund's Shares, (m) costs of stationery and supplies, and (n) insurance premiums. The Adviser has advanced certain of the Fund's organizational and offering expenses, which were repaid by the Fund. There is no expense limitation provision.


      The management services provided to the Fund by the Adviser, and the services provided by the Distributor the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Adviser and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success.

      1(c). The Portfolio Managers of the Fund are Thomas Reedy and Ashwin Vasan, who also serve as Vice Presidents of the Fund and of the Adviser, and are officers of certain mutual funds managed by the Adviser ("Oppenheimer Funds"). Messrs. Reedy and Vasan have been the persons principally responsible for the day-to-day management of the Fund's portfolio since August 1993. Mr. Reedy has served as an officer of other Oppenheimer funds; and prior to August 1993, Mr. Reedy served as a securities analyst for the Adviser; Mr. Vasan has served as an officer of other Oppenheimer funds and prior to August 1993 served as a securities Analyst for the Adviser.

      1(d). The Administrator for the Fund is Mitchell Hutchins Asset Management Inc. (the "Administrator"), a Delaware corporation with principal offices at 1285 Avenue of the Americas, New York, New York 10019 and an affiliate of Paine Webber Incorporated.


     Because of the services rendered to the Fund by the Administrator and the Adviser, the Fund itself requires no employees other than its officers, none of whom receives compensation from the Fund and all of whom are employed by the Adviser or the Administrator. In connection with its responsibilities as Administrator and in consideration of its administrative fee, subject to the supervision of the Board of Trustees the Administrator will: (i) prepare all quarterly, semi-annual and annual reports required to be sent to Fund shareholders, and arrange for the printing and dissemination of such reports to shareholders; (ii) assemble and file all reports required to be filed by the Fund with the Securities and Exchange Commission ("SEC") on Form N-SAR, or such other form as the SEC may substitute for Form N-SAR; (iii) review the provision of services by the Fund's independent accountants, including but not limited to the examination by such accountants of financial statements of the Fund and the review of the Fund's Federal, state and local tax returns; and make such reports and recommendations to the Board of Trustees concerning the performance of the independent accountants as the Board reasonably requests or as it deems appropriate; (iv) file with the appropriate authorities all required Federal, state and local tax returns; (v) arrange for the dissemination to shareholders of the Fund's proxy materials, and oversee the tabulation of proxies by the Fund's transfer agent; (vi) negotiate the terms and conditions under which custodian services will be provided to the Fund and the fees to be paid by the Fund in connection therewith; (vii) recommend an accounting agent (which may or may not be the Fund's custodian or its affiliate) to the Board, which agent would be responsible for computing the Fund's net asset value in accordance with the Fund's registration statement under the 1940 Act and the Securities Act of 1933, as amended; (vii) negotiate the terms and conditions under which such accounting agent would compute the Fund's net asset value, and the fees to be paid by the Fund in connection therewith; review the provision of such accounting services to the Fund and make such reports and recommendations to the Board concerning the provisions of such services as the Board reasonably requests or the Administrator deems appropriate; (ix) negotiate the terms and conditions under which the transfer agency and dividend disbursing services will be provided to the Fund, and the fees to be paid by the Fund in connection therewith; review the provision of transfer agency and dividend disbursing services to the Fund; and make such reports and recommendations to the Board concerning the performance of the Fund's transfer and dividend disbursing agent as the Board reasonably requests or the Administrator deems appropriate; (x) establish the accounting policies of the Fund; reconcile accounting issues which may arise with respect to the Fund's operations; consult with the Fund's independent accountants, legal counsel, custodian, accounting agent and transfer and dividend disbursing agent as necessary in connection therewith; (xi) determine the amounts available for distribution as dividends and distributions to shareholders; prepare and arrange for the printing of dividend notices to the shareholders; and provide the Fund's transfer and dividend disbursing agent and custodian with such information as is required for such parties to effect the payment of dividends and distributions and to implement the Fund's dividend reinvestment plan; (xii) review the Fund's bills and authorize payments of such bills by the Fund's custodian; and (xiii) if requested by the Board, designate one of its employees to serve as an officer of the Fund, and such person shall not be compensated by the Fund for so serving.


      For the services rendered to the Fund and related expenses borne by the Administrator, the Fund pays the Administrator a fee, calculated and paid weekly, at the annualized rate of .20% of the Fund's net assets at the end of that week. During the fiscal years ended October 31, 1995, 1996 and 1997, the Fund paid administration fees to the Administrator of $102,379, $106,520 and $110,613, respectively.


      1(e). The Bank of New York, 48 Wall Street, New York, New York, acts as the custodian (the "Custodian") for the Fund's assets held in the United States. The Adviser and its affiliates have banking relationships with the Custodian. The Adviser has represented to the Fund that its banking relationships with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Adviser and its affiliates. Rules adopted under the 1940 Act permit the Fund to maintain its securities and cash in the custody of certain eligible banks and securities depositories. Pursuant to those Rules, the Fund's portfolio of securities and cash, when invested in foreign securities, will be held in foreign banks and securities depositories approved by the Trustees of the Fund in accordance with the rules of the Securities and Exchange Commission.

      SFSI, a subsidiary of the Adviser, acts as primary transfer agent, shareholder servicing agent and dividend paying agent for the Fund. Fees paid to SFSI are based on the number of shareholder accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses. United Missouri Trust Company of New York acts as co-transfer agent and co-registrar with SFSI to provide such services as SFSI may request.

      1(f).       See 1(b) above.

      1(g).       Inapplicable.

      2.          Inapplicable.


      3. None as of February 20, 1997.


Item 10.    Capital Stock, Long-Term Debt, and Other Securities.

     1. The Fund is authorized to issue an unlimited number of Shares of beneficial interest, $.01 par value. The Fund's Shares have no preemptive, conversion, exchange or redemption rights. Each Share has equal voting, dividend, distribution and liquidation rights. All Shares outstanding are, and, when issued, those offered hereby will be, fully paid and nonassessable. Shareholders are entitled to one vote per Share. All voting rights for the election of Trustees are noncumulative, which means that the holders of more than 50% of the Shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining Shares will not be able to elect any Trustees. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of shareholders in each year.

      Under Massachusetts law, under certain circumstances shareholders could be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for actions or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund. The Declaration of Trust provides for indemnification by the Fund for all losses and expenses of any shareholder held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

      Pursuant to the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), all dividends and capital gains distributions ("Distributions") declared by the Trust will be automatically reinvested in additional full and fractional shares of the Trust ("Shares") unless (i) a shareholder elects to receive cash or (ii) Shares are held in nominee name, in which event the nominee should be consulted as to participation in the Plan. Shareholders that participate in the Plan ("Participants") may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the "Agent"), and a service fee of $.75.

      Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Trust for payment of the Distribution in additional Shares at the greater of the Trust's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the "NYSE"), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Trust.

      Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee. Fractional Shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

     There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Trust. There are no brokerage charges for Shares issued directly by the Trust. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in Federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.

      The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO, 80217-3673 or by calling 1-800-647-7374.
Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

     The Fund presently has provisions in its Declaration of Trust and By-Laws (together, the "Charter Documents") which could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions or (iii) the ability of the Fund's Trustees or shareholders to amend the Charter Documents or effect changes in the Fund's management. Those provisions of the Charter Documents may be regarded as "anti-takeover" provisions. Specifically, under the Fund's Declaration of Trust, the affirmative vote of the holders of not less than two thirds (66-2/3%) of the Fund's Shares outstanding and entitled to vote is required to authorize the consolidation of the Fund with another entity, a merger of the Fund with or into another entity (except for certain mergers in which the Fund is the successor), a sale or transfer of all or substantially all of the Fund's assets, the dissolution of the Fund, the conversion of the Fund to an open-end company, and any amendment of the Fund's Declaration of Trust that would affect any of the other provisions requiring a two-thirds vote. However, a "majority" shareholder vote, as defined in the Charter Documents, shall be sufficient to approve any of the foregoing transactions that have been recommended by two-thirds of the Trustees. Notwithstanding the foregoing, if a corporation, person or entity is directly, or indirectly through its affiliates, the beneficial owner of more than 5% of the outstanding shares of the Fund, the affirmative vote of 80% (which is higher than that required under the 1940 Act) of the outstanding Shares of the Fund is required generally to authorize any of the following transactions or to amend the provisions of the Declaration of Trust relating to transactions involving: (i) a merge or consolidation of the Fund with or into any such corporation or entity, (ii) the issuance of any securities of the Fund to any such corporation, person or entity for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any such corporation, entity or person (except assets having an aggregate market value of less than $1,000,000); or (iv) the sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any such corporation, entity or person (except assets having an aggregate fair market value of less than $1,000,000). If two- thirds of the Board of Trustees has approved a memorandum of understanding with such beneficial owner, however, a majority shareholder vote will be sufficient to approve the foregoing transactions. Reference is made to the Charter Documents of the Fund, on file with the Securities and Exchange Commission, for the full text of these provisions.

      2.  Inapplicable.

      3.  Inapplicable.


      4. The Fund qualified for treatment as, and elected to be, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code for its taxable year ended October 31, 1997, and intends to continue to qualify as a RIC for each subsequent taxable year. However, the Fund reserves the right not to qualify under Subchapter M as a RIC in any year or years.


      For each taxable year that the Fund qualifies for treatment as a RIC, the Fund (but not its shareholders) will not be required to pay Federal income tax. Shareholders will normally have to pay Federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund.
Such dividends and distributions derived from net investment income or short-term capital gains are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Shares or in cash. Since the Fund's income is expected to be derived primarily from interest rather than dividends, only a small portion, if any, of such dividends and distributions is expected to be eligible for the Federal dividends-received deduction available to corporations. The Fund does not anticipate that any portion of its dividends or distributions will qualify for pass-through treatment as "exempt-interest dividends" since less than 50% of its assets is permitted to be invested in municipal obligations.

     Long-term or short-term capital gains may be generated by the sale of portfolio securities and by transactions in options and futures contracts. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. For Federal income tax purposes, if a capital gain distribution is received with respect to Shares held for six months or less, any loss on a subsequent sale or exchange of such Shares will be treated as long-term capital loss to the extent of such long-term capital gain distribution. Capital gains distributions are not eligible for the dividends-received deduction.

      Any dividend or capital gains distribution received by a shareholder from an investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and dividends are subject to Federal income taxes. If the net asset value of the Shares should be reduced below a shareholder's cost as a result of the payment of dividends or realized long-term capital gains, such payment would be a return of the shareholder's investment capital to the extent of such reduction below the shareholder's cost, but nonetheless could be fully taxable.

      The tax treatment of listed put and call options written or purchased by the Fund on debt securities and of future contracts entered into by the Fund will be governed by Section 1256 of the Internal Revenue Code. Absent a tax election to the contrary, each such position held by the Fund will be marked-to-market (i.e., treated as if it were closed out) on the last business day of each taxable year of the Fund, and all gain or loss associated with transactions in such positions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Positions of the Fund which consist of at least one debt security and at least one option or futures contract which substantially diminishes the Fund's risk of loss with respect of such debt security could be treated as "mixed straddles" which are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of debt securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles which reduce or eliminate the operation of the straddle rules. The Fund will monitor its transactions in options and futures contracts and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code. Such tax election may result in an increase in distribution of ordinary income (relative to long-term capital gains) to shareholders.

     The Internal Revenue Code requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. As an investment company, the Fund must pay out substantially all of its net investment income each year. Accordingly, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

      It is the Fund's present policy, which may be changed by the Board of Trustees, to pay monthly dividends to shareholders from net investment income of the Fund. The Fund intends to distribute all of its net investment income on an annual basis. The Fund will distribute all of its net realized long-term and short-term capital gains, if any, at least once per year. The Fund may, but is not required to, make such distributions on a more frequent basis to the extent permitted by applicable law and regulations.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute a specified minimum percentage (currently 98%) of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of that year, or else the Fund must pay an excise tax on amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board and the Adviser might determine in a particular year it would be in the best interests of the Fund not to make such distributions at the mandated level and to pay the excise tax which would reduce the amount available for distributions to shareholders. If the Fund pays a dividend in January which was declared in the previous December to shareholders of record on a date in December, then such dividend or distribution will be treated for tax purposes as being paid in December and will be taxable to shareholders as if received in December.

      Under the Plan, all of the Fund's dividends and distributions to shareholders will be reinvested in full and fractional Shares. With respect to distributions made in Shares issued by the Fund pursuant to the Plan, the amount of the distribution for tax purposes is the fair market value of the Shares issued on the reinvestment date. In the case of Shares purchased on the open market, a participating shareholder's tax basis in each Share is its cost. In the case of Shares issued by the Fund, the shareholder's tax basis in each Share received is its fair market value on the reinvestment date.

      Distributions of investment company taxable income to shareholders who are nonresident alien individuals or foreign corporations will generally be subject to a 30% United States withholding tax under provisions of the Internal Revenue Code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty.

      Under Section 988 of the Code, foreign currency gain or loss with respect to foreign currency-denominated debt instruments and other foreign currency-denominated positions held or entered into by the Fund will be ordinary income or loss. In addition, foreign currency gain or loss realized with respect to certain foreign currency "hedging" transactions will be treated as ordinary income or loss.


      5. The following information is provided as of February 20, 1998:


(1)                            (2)            (3)              (4)
                                                Amount         Amount
                                                Held  by       Outstanding
                                                Registrant    Exclusive of
                               Amount           or for its    Amount Shown
Title of Class                 Authorized       Account        Under (3)
--------------                 ----------       ----------   ------------

Shares of Beneficial           Unlimited        None            6,615,505
Interest, $.01 par value

Item 11.    Defaults and Arrears on Senior Securities.

      Inapplicable.

Item 12.    Legal Proceedings.

      Inapplicable.

Item 13.    Table of Contents of the Statement of Additional Information.

      Reference is made to Item 15 of the Statement of Additional Information.

                                  APPENDIX A

                      Descriptions of Ratings Categories

Municipal Bonds

|X| Moody's Investor Services, Inc. The ratings of Moody's Investors Service, Inc. ("Moody's") for Municipal Bonds are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Municipal Bonds rated "Aaa" are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than "Aaa" rated Municipal Bonds. The "Aaa" and "Aa" rated bonds comprise what are generally known as "high grade bonds." Municipal Bonds which are rated "A" by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment at some time in the future. Municipal Bonds rated "Baa" are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated Aa1, A1, Baa1, Ba1 and B1 respectively.

     In addition to the alphabetic rating system described above, Municipal Bonds rated by Moody's which have a demand feature that provides the holder with the ability to periodically tender ("put") the portion of the debt covered by the demand feature, may also have a short-term rating assigned to such demand feature. The short-term rating uses the symbol VMIG to distinguish characteristics which include payment upon periodic demand rather than fund or scheduled maturity dates and potential reliance upon external liquidity, as well as other factors. The highest investment quality is designated by the VMIG 1 rating and the lowest by VMIG 4.

|X| Standard & Poor's Corporation. The ratings of Standard & Poor's Corporation ("S&P") for Municipal Bonds are AAA (Prime), AA (High Grade), A (Good Grade), BBB (Medium Grade), BB, B, CCC, CC, and C (speculative grade). Bonds rated in the top four categories (AAA, AA, A, BBB) are commonly referred to as "investment grade." Municipal Bonds rated AAA are "obligations of the highest quality." The rating of AA is accorded issues with investment characteristics "only slightly less marked than those of the prime quality issues." The rating of A describes "the third strongest capacity for payment of debt service." Principal and interest payments on bonds in this category are regarded as safe. It differs from the two higher ratings because, with respect to general obligations bonds, there is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate. The BBB rating is the lowest "investment grade" security rating. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered. With respect to revenue bonds, debt coverage is only fair. Stability of the pledged revenues could show variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments. Bonds rated "B" have a greater vulnerability to default, but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. Bonds rated "CCC" have a current identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Bonds noted "CC" typically are debt subordinated to senior debt which is assigned on actual or implied "CCC" debt rating.

     Bonds rated "C" typically are debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. Bonds rated "D" are in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during the grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

|X| Fitch. The ratings of Fitch Investors Service, Inc. for Municipal Bonds are AAA, AA, A, BBB, BB, B, CCC, CC, C, DDD, DD, and D. Municipal Bonds rated AAA are judged to be of the "highest credit quality." The rating of AA is assigned to bonds of "very high credit quality." Municipal Bonds which are rated A by Fitch are considered to be of "high credit quality." The rating of BBB is assigned to bonds of "satisfactory credit quality." The A and BBB rated bonds are more vulnerable to adverse changes in economic conditions than bonds with higher ratings. Bonds rated AAA, AA, A and BBB are considered to be of investment grade quality. Bonds rated below BBB are considered to be of speculative quality. The ratings of "BB" is assigned to bonds considered by Fitch to be "speculative." The rating of "B" is assigned to bonds considered by Fitch to be "highly speculative." Bonds rated "CCC" have certain identifiable characteristics which, if not remedied, may lead to default. Bonds rated "CC" are minimally protected. Default in payment of interest and/or principal seems probable over time. Bonds rated "C" are in imminent default in payment of interest or principal. Bonds rated "DDD", "DD" and "D" are in default on interest and/or principal payments. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

o Duff & Phelps. The ratings of Duff & Phelps are as follows: AAA which are judged to be the "highest credit quality". The risk factors are negligible, being only slightly more than for risk-free US Treasury debt. AA+, AA & AA- High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. A+, A & A-Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress. BBB+, BBB & BBB- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles. BB+, BB & BB- Below investment grade but deemed to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category. B+, B & B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade. CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic industry conditions, and/or with unfavorable company developments. DD Defaulted debt obligations issuer failed to meet scheduled principal and/or interest payments. DP Preferred stock with dividend averages.

Municipal Notes

      |X| Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Notes bearing the designation MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for financing. Notes bearing the designation "MIG-2" are of high quality with ample margins of protection, although not as large as notes rated "MIG." Such short-term notes which have demand features may also carry a rating using the symbol VMIG as described above, with the designation MIG-1/VMIG 1 denoting best quality, with superior liquidity support in addition to those characteristics attributable to the designation MIG-1.

      |X| S&P's rating for Municipal Notes due in three years or less are SP-1, SP-2, and SP-3. SP-1 describes issues with a very strong capacity to pay principal and interest and compares with bonds rated A by S&P; if modified by a plus sign, it compares with bonds rated AA or AAA by S&P. SP-2 describes issues with a satisfactory capacity to pay principal and interest, and compares with bonds rated BBB by S&P. SP-3 describes issues that have a speculative capacity to pay principal and interest.

     |X| Fitch's rating for Municipal Notes due in three years or less are F-1+, F-1, F-2, F-3, F-S and D. F-1+ describes notes with an exceptionally strong credit quality and the strongest degree of assurance for timely payment. F-1 describes notes with a very strong credit quality and assurance of timely payment is only slightly less in degree than issues rated F-1+. F-2 describes notes with a good credit quality and a satisfactory assurance of timely payment, but the margin of safety is not as great for issues assigned F-1+ or F-1 ratings. F-3 describes notes with a fair credit quality and an adequate assurance of timely payment, but near-term adverse changes could cause such securities to be rated below investment grade. F-S describes notes with weak credit quality. Issues rated D are in actual or imminent payment default.

Corporate Debt

      The "other debt securities" included in the definition of temporary investments are corporate (as opposed to municipal) debt obligations.
The Moody's, S&P and Fitch corporate debt ratings shown do not differ materially from those set forth above for Municipal Bonds.
Commercial Paper

     |X| Moody's The ratings of commercial paper by Moody's are Prime-1, Prime-2, Prime-3 and Not Prime. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

      |X| S&P The ratings of commercial paper by S&P are A-1, A-2, A-3, B, C, and D. A-1 indicates that the degree of safety regarding timely payment is strong. A-2 indicates capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. A-3 indicates an adequate capacity for timely payments. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B indicates only speculative capacity for timely payment. C indicates a doubtful capacity for payment. D is assigned to issues in default.

      |X| Fitch The ratings of commercial paper by Fitch are similar to its ratings of Municipal Notes, above.

Oppenheimer World Bond Fund
(formerly "Oppenheimer Multi-Government Trust")

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048


Statement of Additional Information dated February 26, 1998


      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated February 26, 1998. It should be read together with the Prospectus, and the Registration Statement on Form N-2, of which the Prospectus and this Statement of Additional Information are a part, can be inspected and copied at public reference facilities maintained by the Securities and Exchange Commission (the "SEC") in Washington, D.C. and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C., 20549.


TABLE OF CONTENTS

                                                                          Page

Investment Objective and Policies*
Management..............................................................
Control Persons and Principal Holders of Securities.....................
Investment Advisory and Other Services*
Brokerage Allocation and Other Practices................................
Tax Status*
Financial Statements....................................................

--------------------
*See Prospectus

                                    PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 14.    Cover Page.

      Reference is made to the preceding page.

Item 15.    Table of Contents.

      Reference is made to the preceding page and to Items 16 through 23 of the Statement of Additional Information set forth below.

Item 16.    General Information and History.

      Inapplicable.

Item 17.    Investment Objective and Policies.

      Reference is made to Item 8 of the Prospectus.


Item 18.    Management.

      1. and 2. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. The address for each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees are also trustees or directors of Oppenheimer Enterprise Fund, Oppenheimer Growth Fund, Oppenheimer Global Fund, Oppenheimer Municipal Bond Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer Capital Appreciation Fund, Oppenheimer U.S. Government Trust, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Multiple Strategies Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Discovery Fund, Oppenheimer International Small Company Fund, Oppenheimer International Growth Fund, Oppenheimer Developing Markets Fund, Oppenheimer Series Fund, Inc., and Oppenheimer Multi-Sector Income Trust (collectively, the "New York-based Oppenheimer funds"), except that Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. Ms. Macaskill and Messrs. Spiro, Donohue, Bishop, Bowen, Farrar and Zack hold the same respective offices with the New York-based Oppenheimer funds as with the Fund. As of February 20, 1998, the Trustees and officers of the Fund as a group owned less than 1% of the Fund's outstanding shares. That statement does not include ownership of shares held of record by an employee benefit plan for employees of the Adviser (one of the Trustees of the Fund listed below, Ms. Macaskill, and one of the officers, Mr. Donohue, are trustees of that plan) other than the shares beneficially owned under that plan by the officers of the Fund listed above.

Leon Levy, Chairman of the Board of Trustees; Age: 72
31 West 52nd Street, New York,  NY  10019
General Partner of Odyssey Partners, L.P. (investment partnership)(since 1982) and Chairman of Avatar Holdings, Inc.

(real estate development).


Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, FL 33469
Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995 to December 1997), Vice President (June 1990 to March 1994) and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director of OppenheimerFunds Distributor, Inc. (the "Distributor") (July 1978 to October 1993); Executive Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") (April 1986 to October 1995), an investment adviser subsidiary of the Manager; Vice President and a director (October 1988 to October
1993) and Secretary (March 1981 to September 1988) of Centennial Asset Management Corporation ("Centennial"), an investment adviser subsidiary of the Manager; A director (November 1989 to October 1993) and Executive Vice President (November 1989 to January 1990) of Shareholder Financial Services, Inc. ("SFSI"), a transfer agent subsidiary of the Manager; a director of Shareholder Services, Inc. ("SSI") (August 1984 to October 1993), a transfer agent subsidiary of the Manager; an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee; Age: 74
591 Breezy Hill Road, Hillsdale, N.Y. 12529

Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University; a director of Sussex
Publishers, Inc (Publishers of Psychology Today and Mother Earth

News) and of Spy Magazine, L.P.

Bridget A.  Macaskill,  President  and Trustee*;  Age: 49 President  (since June
1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Adviser; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director (since October
1990) of OAC;  President  (since  September 1995) and a director (since November
1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Adviser; a director of Oppenheimer Real Asset Management, Inc. (since July
1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund adviser subsidiary of the Adviser ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Adviser.

Elizabeth B. Moynihan, Trustee; Age: 68
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New
York University), National Building Museum; a member of the
Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Trustee; Age: 70
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Texas Cogeneration Company (cogeneration company), Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc.
(international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee; Age: 67
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of GranCare, Inc. (health care provider); a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee; Age: 66
8 Sound Shore Drive, Greenwich, Connecticut 06830
Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K); a trustee of Mystic Seaport Museum, International House and

Greenwich Historical Society.


Donald W. Spiro, Vice Chairman and Trustee*; Age: 72
Chairman Emeritus (since August 1991) and a director (since January
1969) of the Adviser; formerly Chairman of the Adviser and the Distributor.

Pauline Trigere, Trustee; Age: 85
498 Seventh Avenue, New York, New York 10018

Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).


Clayton K. Yeutter, Trustee; Age: 67
1325 Merrie Ridge Road, McLean, Virginia 22101

Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.


Andrew J. Donohue, Secretary; Age: 47
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Adviser; Executive Vice President (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July
1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; a director of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

George C. Bowen, Treasurer; Age: 61
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Adviser; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); a trustee or director and an officer of other Oppenheimer funds.

Thomas P. Reedy, Vice President and Portfolio Manager; Age 36 Vice President of the Adviser; an officer of other Oppenheimer funds; formerly a Securities Analyst of the Adviser.

Ashwin Vasan, Vice President and Portfolio Manager; Age 35 Vice President of the Adviser; and officer of other Oppenheimer funds; formerly, a Securities Ananlyst of the Adviser(since January 1992).

Robert J. Bishop, Assistant Treasurer; Age: 39 6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Adviser/Mutual Fund Accounting (since May
1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Adviser/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Adviser.

Scott  T. Farrar, Assistant Treasurer; Age: 32
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Adviser/Mutual Fund Accounting (since May
1996);  Assistant  Treasurer of Oppenheimer  Millennium Funds plc (since October
1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Adviser/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Adviser.

Robert G. Zack,  Assistant  Secretary;  Age: 49 Senior Vice President (since May
1985) and Associate General Counsel (since May 1981) of the Adviser, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997);
an officer of other Oppenheimer funds.

      The Board of Trustees does not have an executive or investment committee. The Trustees of the Fund have appointed a study committee consisting of Mr. Lipstein (Chairman), Mrs. Moynihan and Mr. Galli, none of whom is an "affiliated person" of the Adviser or the Fund. The study committee's function is to report to the Board on matters that include (i) legal and regulatory developments, (ii) periodic renewals of the Advisory Agreement, (iii) review of the transfer agent and registrar agreement, (iv) review of the administrative services provided by Mitchell Hutchins Asset Management, Inc., (v) portfolio management, (vi) valuation of portfolio securities, (vii) custodian relationships and use of foreign subcustodians, (viii) code of ethics matters, policy on use of insider information, (ix) consideration of tender offers and other repurchases of fund shares and possible conversion to open-end status, and (x) indemnification and insurance of the Fund's officers and trustees.


      3.  Inapplicable.


      4. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Adviser receive no salary or fee from the Fund. Mr. Galli received no salary or fee prior to January 1, 1998. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended October 31, 1997. The compensation from all of the New York-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board during the 1997 calendar year.

                                                Retirement        Total
                              Aggregate         Benefits          Compensation
                              Compensation      Accrued as        From All New
                              From Fund(1)      Part of Fund      York based
                                                Expenses    Oppenheimerfunds(3)

Name and
Position

Leon Levy,                    $0                $80               $158,500
  Chairman and Trustee

Benjamin Lipstein             $0                $69               $137,000
  Study Committee
  Chairman, Audit
  Committee  Member
  and Trustee(2)

Elizabeth B. Moynihan         $0                $49               $96,500
  Study Committee
  Member and Trustee

Kenneth A. Randall            $0                $45               $88,500
  Audit Committee
  Chairman and Trustee

Edward V. Regan               $0                $44               $87,500
  Proxy Committee
  Chairman, Audit
  Committee Member
  and Trustee

Russell S. Reynolds, Jr.      $0                $33               $65,500
  Proxy Committee
  Member and Trustee

Pauline Trigere,
  Trustee                     $0                $30               $58,500

Clayton K. Yeutter            $0                $33               $65,500
  Proxy Committee
  Member and Trustee


----------------------


(1)For the fiscal year ended October 31, 1997.

(2)Committee position held during a portion of the period shown.
(3)For the 1997 calendar year.

      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during the Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustees retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited services that will be used to determine those benefits.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.


Item 19.    Control Persons and Principal Holders of Securities.

      1.    Inapplicable.


      2. As of February 20, 1998, no person owned of record or was known by the Fund to own beneficially 5% or more of the outstanding Shares except Paine Webber Incorporated, 1000 Harbor Boulevard, 6th Floor, Union City, New Jersey 07087-6727, which owned of record 1,567,359 shares for the benefit of their customers(23.69% of the shares) and Smith Barney, Inc., 388 Greenwich Street, 30th Floor, New York, New York 10013-2375, which owned 452,306 shares for the benefit of their customers (6.84% of the shares):

     3. As of February 20, 1998, the trustees and officers of the Fund as a group owned less than 1% of the outstanding Shares.


Item 20.    Investment Advisory and Other Services.

      Reference is made to Item 9 of the Prospectus.

Item 21.    Brokerage Allocation and Other Practices.


      1 and 2. The Fund paid brokerage commissions during the fiscal years ended October 31, 1995, 1996 and 1997 in the amounts of $1,333, $4,239 and $5,477, respectively. The Fund will not effect portfolio transactions through any broker
(i) which is an affiliated person of the Fund, (ii) which is an affiliated person of such affiliated person or (iii) an affiliated person of which is an affiliated person of the Fund or its Adviser. There is no principal underwriter of shares of the Fund. As most purchases of portfolio securities made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. Transactions in foreign securities markets generally involve the payment of fixed brokerage commissions, which are usually higher than those in the United States. The Fund seeks to obtain prompt execution of orders at the most favorable net price.


      3. The Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement") contains provisions relating to the selection of brokers, dealers and futures commission merchants (collectively referred to as "brokers") for the Fund's portfolio transactions. The Adviser is authorized by the Advisory Agreement to employ brokers as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Adviser need not seek competitive bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund.

      Certain other investment companies advised by the Adviser and its affiliates have investment objectives and policies similar to those of the Fund. If possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Adviser or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. If transactions on behalf of more than one fund during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transactions in the security to which the option relates.

     Under the Advisory Agreement, if brokers are used for portfolio transactions, the Adviser may select brokers for their execution and/or research services, on which no dollar value can be placed. Information received by the Adviser for those other accounts may or may not be useful to the Fund. The commissions paid to such dealers may be higher than another qualified dealer would have charged if a good faith determination is made by the Adviser that the commission is reasonable in relation to the services provided. Subject to applicable regulations, sales of shares of the Fund and/or investment companies advised by the Adviser or its affiliates may also be considered as a factor in directing transactions to brokers, but only in conformity with the price, execution and other considerations and practices discussed above.

     Such research, which may be provided by a broker through a third party, includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Adviser, to make available additional views for consideration and comparisons, and to enable the Adviser to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.


      4. During the fiscal year ended October 31, 1997, $595 was paid in commissions related to brokerage transactions that were directed to brokers because of research provided.


      5.    Inapplicable.

Item 22.    Tax Status.

      Reference is made to Item 10 of the Prospectus.

Item 23.    Financial Statements.

      1.    Statement of Investments

      2.    Statement of Assets and Liabilities

      3.    Statement of Operations

      4.    Statements of Changes in Net Assets

      5.    Financial Highlights

      6.    Notes to Financial Statements

      7.    Independent Auditors' Report

      8.    Independent Auditors' Consent

INDEPENDENT AUDITORS' REPORT
Oppenheimer World Bond Fund

The Board of Trustees and Shareholders of
Oppenheimer World Bond Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer World Bond Fund as of October 31, 1997, and the
related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer World Bond Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.



KPMG PEAT MARWICK LLP

Denver, Colorado
November 21, 1997

STATEMENT OF INVESTMENTS October 31, 1997
Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------
MORTGAGE-BACKED OBLIGATIONS -- 18.6%
GOVERNMENT AGENCY -- 15.1%
FHLMC/FNMA/Sponsored -- 8.8%
Federal Home Loan Mortgage Corp.:
   Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation
       Certificates, Series 1343, Cl. LA, 8%, 8/15/22 . . . . . . . . . . .                  $  229,000           $
252,188
   Government National Mortgage Assn., Gtd. Multiclass Mtg.
       Participation Certificates, Series 26, Cl. B, 6%, 5/25/15(2) . . . .                   2,403,999
2,342,857
   Interest-Only Stripped Mtg.-Backed Security, Series 177,
       Cl. B, 9.554%-10.045%, 7/1/26(3) . . . . . . . . . . . . . . . . . .                   2,275,396
704,306
   Mtg.-Backed Certificates:
       11.50%, 1/1/18 . . . . . . . . . . . . . . . . . . . . . . . . . . .                      77,466              87,357
       13%, 5/1/19  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     404,681             479,718
Federal National Mortgage Assn.:
   7%, 11/25/27(4)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     220,000             220,688
   Gtd. Real Estate Mtg. Investment Conduit Pass-Through
       Certificates:
       Trust 1992-162, Cl. C, 7%, 10/25/21  . . . . . . . . . . . . . . . .                     350,000
355,796
       Trust 1997-27, Cl. J, 7.50%, 4/18/27 . . . . . . . . . . . . . . . .                     109,540
116,706
       Trust 1997-5, Cl. B, 7%, 9/18/17 . . . . . . . . . . . . . . . . . .                     232,000
236,899
   Sr. Unsub. Medium-Term Nts., 6.50%, 7/10/02(AUD) . . . . . . . . . . . .                      40,000
      29,011
                                                                                                                -----------


                                                                                                                  4,825,526
                                                                                                                -----------
GNMA/Guaranteed -- 6.3%
Government National Mortgage Assn.:
   11%, 10/20/19  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     122,727             140,715
   7.50%, 1/15/26   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     502,789             514,434
   7.50%, 11/1/27(4)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2,500,000           2,556,250
   7.50%, 5/15/24   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      55,110              56,525
   Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
       Conduit Pass-Through Certificates, Series 1994-5, Cl. PQ, 7.493%,
       7/16/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     150,000             159,377
                                                                                                                -----------
                                                                                                                  3,427,301
                                                                                                                -----------
PRIVATE -- 3.5%
Commercial -- 2.1%
Asset Securitization Corp., Commercial Mtg. Pass-Through
   Certificates, Series 1996-MD6, Cl. A5, 6.957%, 11/13/26(5)   . . . . . .                     200,000
     209,406
Commercial Mortgage Acceptance Corp., Interest-Only Stripped
   Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 0.981%, 12/25/20(3)(6)(7)
6,208,300             180,429
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
   Certificates, Series 1996-C1, Cl. E, 7.51%, 2/15/28(5)(6)  . . . . . . .                     553,342
 538,298
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
   Series 1995-C1, Cl. F, 6.90%, 2/25/27  . . . . . . . . . . . . . . . . .                     153,799
144,319

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------


Commercial (continued)
Structured Asset Securities Corp., Multiclass Pass-Through
   Certificates, Series 1995-C4, Cl. E, 8.776%, 6/25/26(5)(6)   . . . . . .                $    100,000
$   104,250
                                                                                                                -----------
                                                                                                                  1,176,702
                                                                                                                -----------
Multi-Family -- 0.4%
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
   Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06(8)  . . . . . . . .                     250,000
  241,250
                                                                                                                -----------
Residential -- 1.0%
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through
   Certificates, Series 1997-C1, Cl. E, 7.50%, 3/1/11(6)  . . . . . . . . .                     190,000
193,325
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
   Certificates, Series 1997-CHL1, 8.134%, 7/25/06(5)(6)  . . . . . . . . .                     200,000
  206,812
First Union-Lehman Brothers Commercial Mortgage Trust, Interest-
   Only Stripped Mtg.-Backed Security, Series 1997-C1, 6.772%,
   4/18/27(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     883,995              70,461
Salomon Brothers, Inc., Series 1997-TZH, Cl. D, 7.902%, 3/25/22(6)  . . . .                      50,000
           53,219
                                                                                                                -----------
                                                                                                                    523,817
                                                                                                                -----------
Total Mortgage-Backed Obligations (Cost $9,909,465) . . . . . . . . . . . .
10,194,596
                                                                                                                -----------
U.S. GOVERNMENT OBLIGATIONS -- 15.1%
U.S. Treasury Bonds, STRIPS, Zero Coupon, 6.52%, 8/15/22(9) . . . . . . . .
1,000,000             213,432
U.S. Treasury Nts.:
   6.125%, 8/31/98(2)   . . . . . . . . . . . . . . . . . . . . . . . . . .                   2,247,000           2,257,534
   6.25%, 2/15/03(10)   . . . . . . . . . . . . . . . . . . . . . . . . . .                     707,000             722,024
   6.375%, 8/15/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,331,000           1,365,524
   7.50%, 10/31/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     195,000             201,764
   7.75%, 1/31/00(2)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2,385,000           2,488,600
   9.25%, 8/15/98(10)   . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,000,000           1,028,126
                                                                                                                -----------
Total U.S. Government Obligations (Cost $8,188,685) . . . . . . . . . . . .
8,277,004
                                                                                                                -----------


FOREIGN GOVERNMENT OBLIGATIONS -- 33.0%
Argentina -- 1.2%
Argentina (Republic of) Bonds, 5%, 12/20/02 (JPY) . . . . . . . . . . . . .                  65,000,000
   499,384
Argentina (Republic of) Floating Rate Bonds, Series L, 6.688%,
   3/31/05(5)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     168,000             142,800
                                                                                                                -----------
                                                                                                                    642,184
                                                                                                                -----------
Australia -- 1.9%
Queensland Treasury Corp. Exchangeable Gtd. Nts.:
   8%, 5/14/03(AUD) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      50,000              38,840
   8%, 8/14/01(AUD) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      25,000              19,026
Treasury Corp. of Victoria Gtd. Bonds, 8.25%, 10/15/03(AUD) . . . . . . . .                   1,230,000
          965,697
                                                                                                                -----------
                                                                                                                  1,023,563
                                                                                                                -----------

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------
Canada -- 1.2%
Canada (Government of) Bonds, 5.50%, 9/1/02(CAD). . . . . . . . . . . . . .                     880,000
  $  638,748
                                                                                                                 ----------
Cayman Islands -- 0.5%
Pera Financial Services Sec. Nts., 9.375%, 10/15/02(8)  . . . . . . . . . .                     290,000
271,513
                                                                                                                 ----------
Colombia -- 0.5%


Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27 . . . . . . . .                     125,000
         115,155
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06 . . . . . . . . . .                     140,000
   141,312
                                                                                                                 ----------
                                                                                                                    256,467
                                                                                                                 ----------
Costa Rica -- 0.4%
Banco Central Costa Rica Interest Claim Bonds, Series A, 6.539%,
   5/21/05(5)(6)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     217,150             209,550
                                                                                                                 ----------
Germany -- 5.8%
Germany (Republic of) Bonds:
   7.375%, 12/2/02(DEM) . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,090,000
696,310
   Series 123, 4.50%, 5/17/02(DEM)  . . . . . . . . . . . . . . . . . . . .                   2,800,000
1,601,764
   Series JA07, Zero Coupon, 4.255%, 1/4/01(2)(9)(DEM)  . . . . . . . . . .                   1,180,000
       592,476
   Series JA07, Zero Coupon, 5.758%, 1/4/07(9)(DEM) . . . . . . . . . . . .                     420,000
    147,054
   Series JL07, Zero Coupon, 5.66%, 7/4/07(9)(DEM)  . . . . . . . . . . . .                     450,000
   153,114
                                                                                                                 ----------
                                                                                                                  3,190,718
                                                                                                                 ----------
Great Britain -- 3.1%
United Kingdom Treasury Nts.:
   13%, 7/14/00(GBP)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                     155,000             298,177
   8%, 6/10/03(GBP) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     790,000           1,405,893
                                                                                                                 ----------
                                                                                                                  1,704,070
                                                                                                                 ----------
Italy -- 2.6%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro
   Poliennali, 12%, 1/1/02(2)(ITL)  . . . . . . . . . . . . . . . . . . . .               1,955,000,000
1,414,299
                                                                                                                 ----------
Ivory Coast -- 0.3%
Ivory Coast (Government of) Past Due Interest Bonds, 12/29/49(4)  . . . . .                     500,000
         184,375
                                                                                                                 ----------
Jordan -- 1.1%
Hashemite (Kingdom of Jordan) Disc. Bonds, 6.75%, 12/23/23(5) . . . . . . .                     550,000
          446,875


Hashemite (Kingdom of Jordan) Par Bonds, 3.934%, 12/23/23(11) . . . . . . .                     250,000
           173,750
                                                                                                                 ----------
                                                                                                                    620,625
                                                                                                                 ----------
Mexico -- 0.7%
Petroleos Mexicanos Debs., 14.50%, 3/31/06(GBP) . . . . . . . . . . . . . .                     100,000
  216,320
United Mexican States Global Bonds, 9.875%, 1/15/07 . . . . . . . . . . . .                     150,000
   150,375
                                                                                                                 ----------
                                                                                                                    366,695
                                                                                                                 ----------

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------
Moldova -- 0.4%
Moldova (Republic of) Sr. Unsub. Nts., 8.465%, 12/10/99(5)  . . . . . . . .                $    220,000
    $  220,137
                                                                                                                 ----------
New Zealand -- 2.6%
National Bank of New Zealand, New Zealand Dollar Bank Bill, Zero
Coupon, 7.594%, 12/10/97(9)(17)(NZD). . . . . . . . . . . . . . . . . . . .                   1,948,000
1,205,229
New Zealand (Government of) Bonds, 8%, 11/15/06(NZD). . . . . . . . . . . .                     330,000
         226,228
                                                                                                                 ----------
                                                                                                                  1,431,457
                                                                                                                 ----------
Norway -- 1.0%


Norway (Government of) Bonds, 9.50%, 10/31/02(2)(NOK) . . . . . . . . . . .                   3,190,000
           537,014
                                                                                                                 ----------
Pakistan -- 0.5%
Pakistan (Republic of) Debs., 11.50%, 12/22/99  . . . . . . . . . . . . . .                      32,000
33,440
Pakistan (Republic of) Bonds, 9.946%, 5/30/00(5)  . . . . . . . . . . . . .                     220,000
223,300
                                                                                                                 ----------
                                                                                                                    256,740
                                                                                                                 ----------
Peru -- 0.3%
Peru (Republic of) Front-Loaded Interest Reduction Bonds, 3.25%,
   3/7/17(5)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     350,000             177,625
                                                                                                                 ----------
Romania -- 0.5%
Romania (Government of) Bonds, 7.75%, 6/17/02(DEM). . . . . . . . . . . . .                     515,000
        287,998
                                                                                                                 ----------
Russia -- 0.9%
Ministry of Finance (Russian Government) Debs., 9%,
   3/25/04(4)(DEM)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     425,000             237,051
SBS Agro Finance BV Bonds, 10.25%, 7/21/00  . . . . . . . . . . . . . . . .                     250,000
 244,063
                                                                                                                 ----------
                                                                                                                    481,114
                                                                                                                 ----------
South Africa -- 2.3%
South Africa (Republic of) Bonds:
   Series 150, 12%, 2/28/05(ZAR)  . . . . . . . . . . . . . . . . . . . . .                   3,615,620
667,952
   Series 162, 12.50%, 1/15/02(ZAR) . . . . . . . . . . . . . . . . . . . .                   2,087,360
406,750
   Series 175, 9%, 10/15/02(ZAR)  . . . . . . . . . . . . . . . . . . . . .                   1,242,530
208,539
                                                                                                                 ----------
                                                                                                                  1,283,241
                                                                                                                 ----------
Spain -- 1.1%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado,
   12.25%, 3/25/00(ESP) . . . . . . . . . . . . . . . . . . . . . . . . . .                  78,920,000
626,032
                                                                                                                 ----------
Sweden -- 1.7%
Sweden (Kingdom of) Bonds, Series 1033, 10.25%, 5/5/03(2)(SEK). . . . . . .


5,900,000             941,662
                                                                                                                 ----------
Turkey -- 2.4%
Export Credit Bank of Turkey Bonds, 8.352%, 8/18/00(5)  . . . . . . . . . .                     240,000
     237,300
Halkbank Turkiye Halk Bonds, 8%, 2/26/02(DEM) . . . . . . . . . . . . . . .                     500,000
    271,620

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------
Turkey (continued)
Turkey (Republic of) Treasury Bills, Zero Coupon,
   93.92%, 3/4/98(9)(TRL) . . . . . . . . . . . . . . . . . . . . . . . . .             195,909,000,000         $
789,422
                                                                                                                -----------
                                                                                                                  1,298,342
                                                                                                                -----------
Total Foreign Government Obligations (Cost $18,097,428) . . . . . . . . . .
18,064,169
                                                                                                                -----------
LOAN PARTICIPATIONS -- 1.1%
Colombia (Republic of) Concorde Loan Participation, 8.625%,
   1/31/98(5)(6)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      25,000              24,375
Jamaica (Government of) 1990 Refinancing Agreement Nts.,
   Tranche A, 6.563%, 10/16/00(5)(6)  . . . . . . . . . . . . . . . . . . .                      87,499
83,563
Morocco (Kingdom of) Loan Participation Agreement,
   Tranche B, 6.812%, 1/1/04(5)   . . . . . . . . . . . . . . . . . . . . .                      76,470
69,875
Trinidad & Tobago Loan Participation Agreement, Tranche A,


   1.575%, 9/30/00(5)(6)(JPY) . . . . . . . . . . . . . . . . . . . . . . .                  57,326,833
443,285
                                                                                                                -----------
Total Loan Participations (Cost $665,588) . . . . . . . . . . . . . . . . .
621,098


                                                                                                                -----------
CORPORATE BONDS AND NOTES -- 21.9%
BASIC INDUSTRY -- 1.5%
Chemicals -- 0.3%
ICO, Inc., 10.375% Sr. Nts., 6/1/07(8)  . . . . . . . . . . . . . . . . . .                      25,000
26,875
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., 9/15/07(8) . . . . . . . . .                      25,000
 25,125
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(8)  . . . . . .                      25,000
      24,875
Sovereign Specialty Chemicals, Inc., 9.50% Sr. Sub. Nts., 8/1/07(8) . . . .                      25,000
       25,500
Sterling Chemicals, Inc.:
   11.25% Sr. Sub. Nts., 4/1/07   . . . . . . . . . . . . . . . . . . . . .                      15,000              16,425
   11.75% Sr. Unsec. Sub. Nts., 8/15/06   . . . . . . . . . . . . . . . . .                      25,000
27,812
                                                                                                                -----------
                                                                                                                    146,612
                                                                                                                -----------
Containers -- 0.1%
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05(6)  . . . . . .                      50,000
    54,250
                                                                                                                -----------
Paper -- 0.9%
Ainsworth Lumber Ltd., 12.50% Sr. Nts., 7/15/07(8)(12)  . . . . . . . . . .                      20,000
    20,300
Asia Pulp & Paper International Finance Co., Zero Coupon Asian
   Currency Nts., 14.712%, 12/8/97(9)(IDR)  . . . . . . . . . . . . . . . .                 200,000,000
53,552
Four M Corp., 12% Sr. Nts., Series B, 6/1/06(6) . . . . . . . . . . . . . .                      20,000
21,400
Indah Kiat International Finance Co. BV, 11.875% Gtd. Sr. Sec. Nts.,
   6/15/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      97,000              99,425
Pindo Deli Finance Mauritius Ltd., 10.75% Gtd. Nts., 10/1/07(6) . . . . . .                     170,000
      158,100
Tjiwi Kimia International Finance Co. BV, 13.25% Gtd. Sr. Nts., 8/1/01  . .                     130,000
          135,720
                                                                                                                -----------
                                                                                                                    488,497
                                                                                                                -----------

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------
Steel -- 0.2%
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05  . . . . . . . . . . .                     $25,000
$  28,875
Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01  . . . . . . . . . . .                      25,000
27,000
Keystone Consolidated Industries, Inc., 9.625% Sr. Nts., 8/1/07(8)  . . . .                      25,000
      25,500
                                                                                                                  ---------
                                                                                                                     81,375
                                                                                                                  ---------
CONSUMER RELATED -- 1.7%
Consumer Products -- 0.1%
Coleman Escrow Corp., Zero Coupon Sr. First Priority Disc. Nts.,
   10.823%, 5/15/01(8)(9)   . . . . . . . . . . . . . . . . . . . . . . . .                      25,000              16,125
Dyersburg Corp., 9.75% Sr. Sub. Nts., 9/1/07(8) . . . . . . . . . . . . . .                      25,000
25,625
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts., 10.773%,
   3/15/01(9)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      20,000              13,700
                                                                                                                  ---------
                                                                                                                     55,450
                                                                                                                  ---------
Food/Beverages/Tobacco -- 0.0%
CFP Holdings, Inc., 11.625% Gtd. Sr. Nts., Series B, 1/15/04  . . . . . . .                      25,000
     24,125
                                                                                                                  ---------
Healthcare -- 0.1%
Integrated Health Services, Inc., 9.50% Sr. Sub. Nts., 9/15/07(8) . . . . .                      50,000
     51,875
Sun Healthcare Group, Inc., 9.50% Sr. Sub. Nts., 7/1/07(8)  . . . . . . . .                      25,000
   25,375
                                                                                                                  ---------
                                                                                                                     77,250
                                                                                                                  ---------


Hotel/Gaming -- 0.5%
Capital Gaming International, Inc., Promissory Nts., 8/1/95(13) . . . . . .                       2,000
        --
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07(8)  . . . . . . . . . . . .                      25,000
25,281
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., 8/15/03 . . . . . . .                      25,000
      23,875
Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03  . . . . . . . .                      25,000
    26,562
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07(8)  . . . . . . . . . .                      25,000
      25,625
Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts., Series B,
   11/15/02   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      25,000              32,125
Rio Hotel & Casino, Inc., 9.50% Gtd. Sr. Sub. Nts., 4/15/07 . . . . . . . .                      25,000
    26,125
Showboat Marina Casino Partnership/Showboat Marina Finance
   Corp., 13.50% First Mtg. Nts., Series B, 3/15/03   . . . . . . . . . . .                      25,000
28,687
Signature Resorts, Inc., 9.75% Sr. Sub. Nts., 10/1/07(8)  . . . . . . . . .                      20,000
20,300
Station Casinos, Inc., 10.125% Sr. Sub. Nts., 3/15/06 . . . . . . . . . . .                      45,000
46,125
                                                                                                                  ---------
                                                                                                                    254,705
                                                                                                                  ---------
Restaurants -- 0.0%
Ameriking, Inc., 10.75% Sr. Nts., 12/1/06 . . . . . . . . . . . . . . . . .                      20,000
21,250
                                                                                                                  ---------
Textile/Apparel -- 1.0%
CMI Industries, Inc., 9.50% Sr. Sub. Nts., 10/1/03(6) . . . . . . . . . . .                      25,000
24,500
Consoltex Group, Inc., 11% Gtd. Sr. Sub. Nts., Series B,
   10/1/03(6)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      50,000              52,750
Dan River, Inc., 10.125% Sr. Sub. Nts., 12/15/03  . . . . . . . . . . . . .                      30,000
32,025

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                            -----------         ----------
Textile/Apparel (continued)
Polysindo International Finance Co. BV, 11.375% Gtd. Sec. Nts.,
   6/15/06  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              $       25,000            $ 25,562
PT Polysindo Eka Perkasa, Zero Coupon Promissory Nts.:
   9.39%, 7/14/98(9)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                      50,000              45,752
   30.945%, 3/16/98(9) (IDR). . . . . . . . . . . . . . . . . . . . . . . .               1,000,000,000
246,621
Tultex Corp., 9.625% Sr. Unsec. Nts., 4/15/07 . . . . . . . . . . . . . . .                      50,000
51,625
WestPoint Stevens, Inc., 9.375% Sr. Sub. Debs., 12/15/05  . . . . . . . . .                      25,000
   26,375
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06  . . . . . . .                      50,000
    52,750
                                                                                                                   --------
                                                                                                                    557,960
                                                                                                                   --------
ENERGY -- 1.0%
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07(8)  . . . . . . . . . .                      50,000
   51,250
Canadian Forest Oil Ltd., 8.75% Sr. Sub. Nts., 9/15/07(8) . . . . . . . . .                       5,000
  4,986
Chesapeake Energy Corp., 9.125% Sr. Unsec. Nts., 4/15/06  . . . . . . . . .                      25,000
      25,875
Dailey International, Inc., 9.75% Gtd. Sr. Unsec. Nts., 8/15/07(8)  . . . .                      25,000
     26,125
Forcenergy, Inc.:
   8.50% Sr. Sub. Nts., Series B, 2/15/07   . . . . . . . . . . . . . . . .                      25,000
25,000
   9.50% Sr. Sub. Nts., 11/1/06   . . . . . . . . . . . . . . . . . . . . .                      25,000              26,312
Gothic Energy Corp., Units (each unit consists of $1,000 principal amount of 0%/12.25% sr. disc. nts., 9/1/04 and 14 warrants to
   purchase one ordinary share)(8)(14)(15)  . . . . . . . . . . . . . . . .                      25,000
26,625
J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06 . . . . . . . . . . . .                      25,000
     26,625
Moran Energy, Inc., 8.75% Cv. Sub. Debs., 1/15/08 . . . . . . . . . . . . .                     200,000


 194,750
Petroleum Heat & Power Co., Inc., 9.375% Sub. Debs., 2/1/06(6)  . . . . . .                      25,000
         23,250
Pogo Producing Co., 8.75% Sr. Sub. Nts., 5/15/07  . . . . . . . . . . . . .                      25,000
25,500
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07(8) . . . . . . . . . . . .                      50,000
 49,875
Wiser Oil Co., 9.50% Sr. Sub. Nts., 5/15/07 . . . . . . . . . . . . . . . .                      15,000
15,000
                                                                                                                   --------
                                                                                                                    521,173
                                                                                                                   --------
FINANCIAL SERVICES -- 2.9%
Banks & Thrifts -- 0.9%
Banco de Colombia, 5.20% Cv. Jr. Unsec. Sub. Nts., 2/1/99 . . . . . . . . .                     250,000
     261,875
First Nationwide Holdings, Inc., 10.625% Sr. Sub. Nts., 10/1/03 . . . . . .                      30,000
      33,150
Ongko International Finance Co. BV, 10.50% Gtd. Nts., 3/29/04(8)  . . . . .                     185,000
          170,662
Western Financial Bank, 8.875% Sub. Bonds, 8/1/07 . . . . . . . . . . . . .                      25,000
  25,115
                                                                                                                   --------
                                                                                                                    490,802
                                                                                                                   --------
Diversified Financial -- 1.8%
Amresco, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04  . . . . . . . . . .                      25,000
 26,250
Bakrie Investindo, Zero Coupon Promissory Nts., 17.257%,
   3/16/98(9)(IDR)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 850,000,000             206,777
Emergent Group, Inc., 10.75% Sr. Nts., 9/15/04(8) . . . . . . . . . . . . .                      25,000
24,625
Pycsa Panama SA, 10.28% Sr. Sec. Bonds, 12/15/12(6) . . . . . . . . . . . .                     255,000
    237,150

Oppenheimer World Bond Fund


                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------
Diversified Financial (continued)
Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec. Nts.,
   Series B, 4/1/02   . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $  25,000          $   26,687
Shoshone Partners Loan Trust, 7.50% Sr. Nts., 5/31/02(5)(6) . . . . . . . .                     476,000
     488,931
                                                                                                                 ----------
                                                                                                                  1,010,420
                                                                                                                 ----------
Insurance -- 0.2%
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03 . . . . . . . . . . . . .                     125,000
130,000
                                                                                                                 ----------
HOUSING RELATED -- 0.4%
Building Materials -- 0.1%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B,
   12/15/06   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      25,000              25,500
Nortek, Inc.:
   9.125% Sr. Nts., 9/1/07(8)   . . . . . . . . . . . . . . . . . . . . . .                      20,000              20,200
   9.25% Sr. Nts., Series B, 3/15/07  . . . . . . . . . . . . . . . . . . .                      25,000
25,437
                                                                                                                 ----------
                                                                                                                     71,137
                                                                                                                 ----------
Homebuilders/Real Estate -- 0.3%
International de Ceramica SA, 9.75% Gtd. Unsec. Unsub. Nts.,
   8/1/02(6)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      90,000              84,600
Standard Pacific Corp., 8.50% Sr. Nts., 6/15/07 . . . . . . . . . . . . . .                      50,000
50,500
                                                                                                                 ----------
                                                                                                                    135,100
                                                                                                                 ----------
MANUFACTURING -- 1.0%
Aerospace -- 0.1%
Amtran, Inc., 10.50% Sr. Nts., 8/1/04(8)  . . . . . . . . . . . . . . . . .                      25,000
25,312
                                                                                                                 ----------
Automotive -- 0.3%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., 7/15/07(8)  . . . . . . .                      50,000
    52,250


Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts., 4/15/06 . . . . .                      25,000
          28,500
Hayes Wheels International, Inc., 9.125% Sr. Sub. Nts., 7/15/07 . . . . . .                      25,000
     25,750
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07 . . . . . . . .                      50,000
 52,375
Oxford Automotive, Inc., 10.125% Sr. Sub. Nts., 6/15/07(8)  . . . . . . . .                      25,000
     26,250
                                                                                                                 ----------
                                                                                                                    185,125
                                                                                                                 ----------
Capital Goods -- 0.6%
Burke Industries, Inc., 10% Sr. Nts., 8/15/07(8)  . . . . . . . . . . . . .                      25,000
26,000
Clark-Schwebel, Inc., 12.50% Debs., 7/15/07(8)(12)  . . . . . . . . . . . .                      45,994
 50,823
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts.,
   8/1/07(8)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      50,000              51,875
Insilco Corp., 10.25% Sr. Sub. Nts., 8/15/07(8) . . . . . . . . . . . . . .                      25,000
26,250
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B,
   6/1/05(8)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      25,000              27,437
Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06 . . . . . . . . . .                     100,000
113,000

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------
Capital Goods (continued)
Roller Bearing Co. (America), 9.625% Sr. Sub. Nts., 6/15/07(6)  . . . . . .                    $ 25,000
    $  25,250


Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07  . . . . . . .                      25,000
  26,000
                                                                                                                  ---------
                                                                                                                    346,635
                                                                                                                  ---------
MEDIA -- 2.0%
Broadcasting -- 0.8%
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07  . . . . .                      25,000
     25,250
Chancellor Radio Broadcasting Co., 8.75% Sr. Sub. Nts., 6/15/07(8)  . . . .                      25,000
         25,250
Conecel Holdings Ltd., Units (each unit consists of $1,000
   principal amount of 14% sec. nts., 10/1/00 and one warrant to
   buy class B common stock)(6)(15)   . . . . . . . . . . . . . . . . . . .                     135,000
136,350
Consorcio Ecuatoriano, 14% Nts., 5/1/02(6)  . . . . . . . . . . . . . . . .                     135,000
137,700
Jacor Communications Co., 8.75% Gtd. Sr. Sub. Nts., 6/15/07(8)  . . . . . .                      20,000
        20,100
SFX Broadcasting, Inc., 10.75% Sr. Sub. Nts., Series B, 5/15/06 . . . . . .                      50,000
      54,750
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05  . . . . . . . .                      25,000
  26,313
Spanish Broadcasting Systems, Inc., 11% Sr. Nts., 3/15/04 . . . . . . . . .                      25,000
   27,125
                                                                                                                  ---------
                                                                                                                    452,838
                                                                                                                  ---------
Cable Television -- 0.6%
Adelphia Communications Corp.:
   9.25% Sr. Nts., 10/1/02(8)   . . . . . . . . . . . . . . . . . . . . . .                      25,000              24,875
   9.875% Sr. Nts., Series B, 3/1/07  . . . . . . . . . . . . . . . . . . .                      25,000
25,750
Cablevision Systems Corp., 9.875% Sr. Sub. Nts., 5/15/06  . . . . . . . . .                      50,000
    53,500
EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec. Disc.
   Nts., 3/15/04(14)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                      25,000              19,875
FrontierVision Holdings LP, 0%/11.875% Sr. Disc. Nts., 9/15/07(8)(14) . . .                      20,000
            13,750
Marcus Cable Operating Co. LP/Marcus Cable Capital Corp.,
   0%/13.50% Gtd. Sr. Sub. Disc. Nts., Series II, 8/1/04(14)  . . . . . . .                      50,000
  45,250
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05  . . . . . . . . . . . . . . .                      20,000
20,700
Rogers Communications, Inc.:


   8.75% Sr. Nts., 7/15/07(CAD) . . . . . . . . . . . . . . . . . . . . . .                      80,000
57,099
   8.875% Sr. Nts., 7/15/07   . . . . . . . . . . . . . . . . . . . . . . .                      25,000              24,813
TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts., 2/15/07(8)  . . .                      15,000
       15,525
                                                                                                                  ---------
                                                                                                                    301,137
                                                                                                                  ---------
Diversified Media -- 0.4%
Hollywood Theaters, Inc., 10.625% Sr. Sub. Nts., 8/1/07(8)  . . . . . . . .                      25,000
    26,375
ITT Promedia CVA, 9.125% Sr. Sub. Nts., 9/15/07(8)(DEM) . . . . . . . . . .                     100,000
           58,972
ITT Publimedia BV, 9.375% Sr. Sub. Nts., 9/15/07(8) . . . . . . . . . . . .                      25,000
  25,625
Katz Media Corp., 10.50% Sr. Sub. Nts., Series B, 1/15/07 . . . . . . . . .                      25,000
    27,563
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07(8) . . . . . . . . . .                      25,000
   25,250
Universal Outdoor, Inc., 9.75% Sr. Sub. Nts., 10/15/06  . . . . . . . . . .                      25,000
 27,875
                                                                                                                  ---------
                                                                                                                    191,660
                                                                                                                  ---------

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------
Publishing/Printing -- 0.2%
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub. Nts.,
   3/15/07  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    $ 50,000            $ 51,750


Sun Media Corp., 9.50% Sr. Sub. Nts., 2/15/07 . . . . . . . . . . . . . . .                      75,000
79,500
                                                                                                                   --------
                                                                                                                    131,250
                                                                                                                   --------
OTHER -- 0.6%
Conglomerates -- 0.2%
Mechala Group Jamaica Ltd., 12.75% Gtd. Sr. Sec. Sub. Nts.,
   Series B, 12/30/99   . . . . . . . . . . . . . . . . . . . . . . . . . .                     125,000             118,750
                                                                                                                   --------
Services -- 0.4%
Borg-Warner Security Corp., 9.625% Sr. Sub. Nts., 3/15/07 . . . . . . . . .                      25,000
     25,875
Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(6)(14) . . . . . . . . . . .                      25,000
19,750
Energy Corp. of America, 9.50% Sr. Sub. Nts., Series A, 5/15/07 . . . . . .                      25,000
       25,125
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09 . . . . . .                      50,000
     49,375
Protection One Alarm Monitoring, Inc., 0%/13.625% Sr. Disc. Nts.,
   6/30/05(14)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     100,000             106,500
                                                                                                                   --------
                                                                                                                    226,625
                                                                                                                   --------
RETAIL -- 0.5%
Specialty Retailing -- 0.4%
Central Termica Guemes, 12% Bonds, 11/26/01(6)  . . . . . . . . . . . . . .                     126,000
  128,520
Eye Care Centers of America, Inc., 12% Sr. Nts., 10/1/03  . . . . . . . . .                      20,000
  21,800
Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03(6)  . . . . . . . . . .                      25,000
26,375
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07(6) . . . . . . . . . . .                      25,000
24,625
Specialty Retailers, Inc., 9% Gtd. Unsec. Sr. Sub. Nts., 7/15/07  . . . . .                      25,000
   25,500
                                                                                                                   --------
                                                                                                                    226,820
                                                                                                                   --------
Supermarkets -- 0.1%
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., 7/31/07(8) . . . . . . . . . . .                      25,000
26,500
Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., 7/1/07(8) . . . . . . .                      25,000
    24,875
Stater Brothers Holdings, Inc., 9% Sr. Sub. Nts., 7/1/04(8) . . . . . . . .                      25,000


 25,188
                                                                                                                   --------
                                                                                                                     76,563
                                                                                                                   --------
TECHNOLOGY -- 2.5%
Information Technology -- 1.5%
Celcaribe SA, 0%/13.50% Sr. Sec. Nts., 3/15/04(6)(14) . . . . . . . . . . .                     125,000
  124,375
Cellular Communications International, Inc., Zero Coupon
   Sr. Disc. Nts., 12.154%, 8/15/00(9)  . . . . . . . . . . . . . . . . . .                      25,000
19,875
Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03(14) . . . . . . . . .                      50,000
 49,500
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts.,
   12/15/05(14)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      20,000              15,400
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07(8)  . . . . . . . . . . . . .                      15,000
14,869
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07  . . . . . . . . . . . . . . . .                      25,000
25,375

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------
Information Technology (continued)
Globalstar LP/Globalstar Capital Corp., 11.25% Sr. Nts., 6/15/04  . . . . .                     $25,000
    $  24,500
Microcell Telecommunications, Inc.:
   0%/11.125% Sr. Disc. Nts., 10/15/07(8)(14) (CAD) . . . . . . . . . . . .                      90,000
  35,451
   0%/14% Sr. Disc. Nts., Series B, 6/1/06(14)  . . . . . . . . . . . . . .                      25,000
16,750


Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts.,
   6/1/06(14)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      45,000              34,088
Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts.,
   10/31/07(8)(14)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      50,000              27,875
Omnipoint Corp., 11.625% Sr. Nts., Series A, 8/15/06  . . . . . . . . . . .                      50,000
 51,750
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(14)  . . . .                      50,000
           37,000
Pierce Leahy Corp., 11.125% Sr. Sub. Nts., 7/15/06  . . . . . . . . . . . .                      61,000
69,235
Price Communications Cellular Holdings, Inc., Units (each unit consists of $1,000 principal amount of 0%/13.50% sr. sec. disc. nts.,
   8/1/07 and 3.44 warrants to purchase one ordinary share)(8)(14)(15)  . .                      50,000
        29,750
Sprint Spectrum LP/Sprint Spectrum Finance Corp.:
   0%/12.50% Sr. Disc. Nts., 8/15/06(14)  . . . . . . . . . . . . . . . . .                      50,000
38,000
   11% Sr. Nts., 8/15/06  . . . . . . . . . . . . . . . . . . . . . . . . .                      25,000              27,688
Teletrac, Inc., Units (each unit consists of $1,000 principal amount of 14% sr. nts., 8/1/07 and one warrant to buy
   .537495 ordinary shares)(6)(15)  . . . . . . . . . . . . . . . . . . . .                      25,000
25,375
Tracor, Inc., 8.50% Sr. Sub. Nts., 3/1/07 . . . . . . . . . . . . . . . . .                      75,000
76,688
Unisys Corp., 11.75% Sr. Nts., 10/15/04 . . . . . . . . . . . . . . . . . .                      25,000
28,375
Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07(8)  . . . . . . . . . . . . .                      25,000
25,625
                                                                                                                  ---------
                                                                                                                    797,544
                                                                                                                  ---------
Telecommunications/Technology -- 1.0%
American Communications Services, Inc., 13.75% Sr. Nts., 7/15/07(8) . . . .                      35,000
           39,375
BTI Telecom Corp., 10.50% Sr. Nts., 9/15/07(8)  . . . . . . . . . . . . . .                      20,000
20,000
Call-Net Enterprises, Inc., 0%/9.27% Sr. Disc. Nts., 8/15/07(14)  . . . . .                      25,000
     16,625
Colt Telecom Group plc, Units (each unit consists of $1,000
   principal amount of 0%/12% sr. disc. nts., 12/15/06 and one
   warrant to purchase 7.8 ordinary shares)(14)(15)   . . . . . . . . . . .                      25,000
18,875
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts.,
   12/15/05(14)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      75,000              55,688
GST USA, Inc., 0%/13.875% Gtd. Sr. Sec. Disc. Nts., 12/15/05(14)  . . . . .                      30,000


           21,450
ICG Holdings, Inc.:
   0%/12.50% Gtd. Sr. Disc. Nts., 5/1/06(14). . . . . . . . . . . . . . . .                      50,000
36,938
   0%/13.50% Sr. Disc. Nts., 9/15/05(14)  . . . . . . . . . . . . . . . . .                      25,000
19,969
Intermedia Communications, Inc., 0%/11.25% Sr. Disc. Nts., 7/15/07(14)  . .
25,000              16,625
IXC Communications, Inc., 12.50% Sr. Nts., Series B, 10/1/05  . . . . . . .                      25,000
       28,500
McLeodUSA, Inc.:
   0%/10.50% Sr. Disc. Nts., 3/1/07(14) . . . . . . . . . . . . . . . . . .                      25,000
17,375
   9.25% Sr. Nts., 7/15/07(8)  . . . .  . . . . . . . . . . . . . . . . . .                      25,000              25,625

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------
Telecommunications/Technology (continued)
MGC Communications, Inc., Units (each unit consists of $1,000 principal amount of 13% sr. sec. nts., 10/1/04 and one warrant
    to purchase 8.07 shares of common stock at $0.01 per share)(8)(15). . .                  $   25,000
     $   24,750
NEXTLINK Communications, Inc., 9.625% Sr. Nts., 10/1/07 . . . . . . . . . .                      45,000
          45,225
NTL, Inc., 10% Sr. Nts., 2/15/07  . . . . . . . . . . . . . . . . . . . . .                      25,000
25,875
Qwest Communications International, Inc., 0%/9.47% Sr. Disc.
   Nts., 10/15/07(8)(14)  . . . . . . . . . . . . . . . . . . . . . . . . .                      50,000              32,250
Teleport Communications Group, Inc., 0%/11.125% Sr. Disc. Nts.,
   7/1/07(14)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      75,000              59,156


Telewest Communications plc, 0%/11% Sr. Disc. Debs., 10/1/07(14)  . . . . .                      50,000
            37,250
                                                                                                                 ----------
                                                                                                                    541,551
                                                                                                                 ----------
TRANSPORTATION -- 6.9%
Railroads -- 5.6%
Red Nacional de los Ferrocarriles Espanoles, 5.875% Gtd. Nts.,
   11/19/98(5)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3,000,000           2,996,850
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr.
   Disc. Nts., Series B, 12/15/03(14)   . . . . . . . . . . . . . . . . . .                     100,000
85,750
                                                                                                                 ----------
                                                                                                                  3,082,600
                                                                                                                 ----------
Shipping -- 0.2%
Navigator Gas Transport plc:
    10.50% First Priority Ship Mtg. Nts., 6/30/07(8)  . . . . . . . . . . .                      50,000
53,750
    Units (each unit consists of $1,000 principal amount of 12%
        second priority ship mtg. nts., 6/30/07 and one warrant)(8)(15) . .                      25,000
   27,625
                                                                                                                 ----------
                                                                                                                     81,375
                                                                                                                 ----------
Trucking -- 1.1%
Coach USA, Inc., 9.375% Gtd. Sr. Sub. Nts., 7/1/07(8) . . . . . . . . . . .                      50,000
  50,750
Road King Infrastructure Finance (1997) Ltd., 9.50% Gtd. Unsec.
   Unsub. Bonds, 7/15/07(6)   . . . . . . . . . . . . . . . . . . . . . . .                     400,000             373,000
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(8) . . . . . .                     246,395
       203,893
                                                                                                                 ----------
                                                                                                                    627,643
                                                                                                                 ----------
UTILITIES -- 0.9%
Electric Utilities -- 0.5%
AES Corp., 8.375% Sr. Sub. Nts., 8/15/07  . . . . . . . . . . . . . . . . .                      20,000
19,600
Calpine Corp., 10.50% Sr. Nts., 5/15/06(6)  . . . . . . . . . . . . . . . .                      50,000
54,250
El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11  . . . . . .                      25,000
     27,750
Panda Global Energy Co., 12.50% Sr. Nts., 4/15/04(6)  . . . . . . . . . . .                     150,000
  144,750


                                                                                                                 ----------
                                                                                                                    246,350
                                                                                                                 ----------

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                                Shares          See Note 1
                                                                                             -----------        ---------
Gas Utilities -- 0.4%
CE Casecnan Water & Energy, Inc., 11.95% Sr. Nts., Series B, 11/15/10 . . .
200,000         $   207,500
                                                                                                                -----------
Total Corporate Bonds and Notes (Cost $12,099,566)  . . . . . . . . . . . .
11,987,384
                                                                                                                -----------
COMMON STOCKS -- 0.1%
Air New Zealand Ltd., Cl. B . . . . . . . . . . . . . . . . . . . . . . . .                      24,000              50,898
Finlay Enterprises, Inc.(16)  . . . . . . . . . . . . . . . . . . . . . . .                         333               6,994
Optel, Inc.(6)(16)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          45                  --
                                                                                                                -----------
Total Common Stocks (Cost $70,764)  . . . . . . . . . . . . . . . . . . . .
57,892
                                                                                                                -----------

PREFERRED STOCKS -- 0.1%
Spanish Broadcasting Systems, Inc., 14.25% Cum. Sr.
   Exchangeable Preferred Stock, Non-Vtg. (Cost $26,125)(8)(12) . . . . . .                          25
      26,562
                                                                                                                -----------

OTHER SECURITIES -- 0.2%
SDW Holdings Corp., 15% Cum. Sr. Exchangeable Preferred


   (Cost $129,300)(8)(16)   . . . . . . . . . . . . . . . . . . . . . . . .                       3,600             133,200
                                                                                                                -----------
                                                                                                   Units
                                                                                             -----------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
American Telecasting, Inc. Wts., Exp. 6/99(6) . . . . . . . . . . . . . . .                         500
5
Capital Gaming International, Inc. Wts., Exp. 2/99(6) . . . . . . . . . . .                       3,538
  --
Cellular Communications International, Inc. Wts., Exp. 8/03(6)  . . . . . .                         100
    1,700
ICG Communications, Inc. Wts., Exp. 9/05(6) . . . . . . . . . . . . . . . .                         495
7,425
Microcell Telecommunications, Inc.:
   Conditional Wts., Exp. 12/97(6)  . . . . . . . . . . . . . . . . . . . .                         100                  63
   Wts., Exp. 12/97(6)  . . . . . . . . . . . . . . . . . . . . . . . . . .                         100               1,300
Orion Network Systems, Inc. Wts., Exp. 1/07 . . . . . . . . . . . . . . . .                          50
625
Protection One, Inc. Wts., Exp. 6/05(6) . . . . . . . . . . . . . . . . . .                         640
8,160
Venezuela (Republic of) Oil Linked Payment Obligation
   Wts., Exp. 4/20    . . . . . . . . . . . . . . . . . . . . . . . . . . .                       1,785                  --
                                                                                                                -----------
Total Rights, Warrants and Certificates (Cost $18,030)  . . . . . . . . . .
19,278
                                                                                                                -----------
                                                                                          Face Amount(1)
                                                                                             -----------
STRUCTURED INSTRUMENTS -- 7.8%
Canadian Imperial Bank of Commerce (New York Branch)
   Canadian Dollar Three Month Banker's Acceptance Linked
   Maximum Rate Nts., 8.66%, 4/13/98  . . . . . . . . . . . . . . . . . . .                    $300,000
300,960
Canadian Imperial Bank of Commerce, U.S. Dollar Nts. Linked
   to the Ministry of Finance of the Russian Federation GKO,
   Zero Coupon, 9.857%, 9/17/98(9)  . . . . . . . . . . . . . . . . . . . .                     315,000
280,602
Credit Suisse First Boston (Cayman) Ltd., City of Moscow, Credit &
   Convertibility Linked Nts., Series EM 215, Zero Coupon, 12.046%,
   12/30/97(9)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     150,000             145,981

Oppenheimer World Bond Fund

                                                                                                               Market Value
                                                                                            Face Amount(1)      See Note 1
                                                                                             -----------        ---------
STRUCTURED INSTRUMENTS (CONTINUED)
ING (U.S.) Financial Holdings Corp.:
   PT Polysindo Linked Nts., Zero Coupon, 10.426%, 7/15/98(6)(9)  . . . . .                    $150,000
        $  134,704
   U.S. Dollar Hedged GKO Pass-Through Nts., Zero Coupon,
       13.088%, 12/3/97(6)(9) . . . . . . . . . . . . . . . . . . . . . . .                     350,000             346,133
Merrill Lynch & Co., Inc.:
   SPIRES Ltd. -- Series XXX, 10.91%, 10/11/06(4)   . . . . . . . . . . . .                     435,000
 435,000
   U.S. Dollar Nts. Linked to the Ministry of Finance of Ukraine
       OVGZ's, Zero Coupon, 11.45%, 10/19/98(9) . . . . . . . . . . . . . .                     640,000
555,328
Morgan Guaranty Trust Co. of New York, Japanese Government
   Bond 193 Currency Protected Bank Nts., 8.14%, 4/29/98  . . . . . . . . .                      10,000
      6,000
Salomon, Inc.:
   Colombian Peso Linked Nts., Zero Coupon, 18.174%, 8/20/98(9)   . . . . .                     350,000
           282,800
   Russian GKO Linked Nts., Zero Coupon, 9.58%, 6/11/99(9)  . . . . . . . .                     450,000
        358,425
   Russian S-Account Credit Linked Nts., Zero Coupon, 14.157%,
       5/22/98(9) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     675,000             624,240
Standard Chartered Bank:
   Indian Rupee Linked Nts.:
       32.641%, 11/28/97  . . . . . . . . . . . . . . . . . . . . . . . . .                      58,000              57,907
       35.115%, 11/28/97  . . . . . . . . . . . . . . . . . . . . . . . . .                      58,000              57,820
   U.S. Dollar/Chinese Yuan Linked Nts.:
       11.268%, 11/20/97  . . . . . . . . . . . . . . . . . . . . . . . . .                     510,000             506,889
       12.903%, 12/5/97 . . . . . . . . . . . . . . . . . . . . . . . . . .                     150,000             148,110
Union Bank of Switzerland, Indian Rupee Linked Nts., 5.40%,
   11/17/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      35,000              35,364
                                                                                                                 ----------
Total Structured Instruments (Cost $4,370,642)  . . . . . . . . . . . . . .


4,276,263
                                                                                                                 ----------

                                                      Date                  Strike              Contracts
                                                     ------             --------------          ---------
CALL OPTIONS PURCHASED -- 0.2%
Finnish Markka/German Mark Call Opt.  . . . . . .      1/98             2.949(FIM/DEM)
1,610,000                68
German Mark Call Opt.   . . . . . . . . . . . . .     12/97                 19.22(CZK)            275,000
6,325
German Mark/Japanese Yen Call Opt.  . . . . . . .     11/97             69.06(DEM/JPY)
1,500,000             5,256
German Mark/Japanese Yen Call Opt.  . . . . . . .     11/97             71.00(DEM/JPY)
6,860,000            25,862
Norwegian Krone/German Mark Call Opt.   . . . . .      1/98             4.101(NOK/DEM)
2,270,000            24,634
Russian (Government of) Principal Loans
   Debs., 5.80%, 12/29/49 Call Opt. . . . . . . .     11/97                   75.125%                 405
 202
Russian (Government of) Principal Loans
   Debs., 12/29/49 Call Opt.  . . . . . . . . . .     12/97                    75.50%                 400
200
U.S. Treasury Nts., 6.125%, 8/15/07 Call Opt.   .     11/97                  100.953%               1,000
       14,687
U.S. Treasury Nts., 6.125%, 8/15/07 Call Opt.   .     11/97                  101.453%               1,000
       11,563
                                                                                                                 ----------
Total Call Options Purchased (Cost $85,657) . . .
88,797
                                                                                                                 ----------

Oppenheimer World Bond Fund


                                                                                                                Market Value
                                                      Date                  Strike              Contracts        See Note 1
                                                     ------             --------------          ---------        ---------
PUT OPTIONS PURCHASED -- 0.1%
New Zealand Dollar Put Opt. . . . . . . . . . . .     11/97                 1.567(NZD)          1,710,000
$    27,941
Standard & Poor's 500 Index Futures Put Opt.  . .     12/97                     $935                    2
 42,200
                                                                                                                -----------
Total Put Options Purchased (Cost $42,197)  . . .
70,141
                                                                                                                -----------

                                                                                               Face Amount(1)
                                                                                               -----------
REPURCHASE AGREEMENTS -- 9.7%
Repurchase agreement with First Chicago Capital Markets,
   5.69%, dated 10/31/97, to be repurchased at $5,299,512 on
   11/3/97, collateralized by U.S. Treasury Nts., 5.75%--8.50%,
   5/15/99--11/15/00, with a value of $5,405,702
   (Cost $5,297,000). . . . . . . . . . . . . . . . . . . . . . .                               $5,297,000        5,297,000
                                                                                                                -----------
Total Investments, at Value (Cost $59,000,447)  . . . . . . . . .                                    107.9%
59,113,384
Liabilities in Excess of Other Assets . . . . . . . . . . . . . .                                     (7.9)
(4,332,464)
                                                                                                ----------      -----------
Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . .                                    100.0%     $54,780,920
                                                                                                ==========      ===========

1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD    -- Australian Dollar
CAD    -- Canadian Dollar
CZK    -- Czech Koruna
DEM    -- German Mark


ESP    -- Spanish Peseta
FIM    -- Finnish Markka
GBP    -- British Pound Sterling
IDR    -- Indonesian Rupiah
ITL    -- Italian Lira
JPY    -- Japanese Yen
NOK    -- Norwegian Krone
NZD    -- New Zealand Dollar
SEK    -- Swedish Krona
TRL    -- Turkish Lira
ZAR    -- South African Rand


2. A sufficient amount of securities have been designated to cover outstanding written options, as follows:

                                               Face/Contracts     Expiration      Exercise          Premium
Market Value
                                              Subject to Call        Date           Price          Received         See Note
1
                                               -------------      ---------       ----------        -------          ---------
British Pound Sterling Call Opt.  . . . . . .     365,000           12/23/97        0.602(GBP)     $3,869
       $10,549
British Pound Sterling Put Opt.   . . . . . .     365,000           12/18/97        0.625(GBP)      4,199
        1,422
British Pound Sterling Put Opt.   . . . . . .     365,000           12/18/97        0.602(GBP)      4,288
       11,177
British Pound Sterling Put Opt.   . . . . . .     365,000           12/23/97        0.625(GBP)      3,577
          986
Finnish Markka/German Mark Put Opt. . . . . .   1,610,000            1/22/98     3.00(FIM/DEM)
1,858              3,817
German Mark Put Opt.  . . . . . . . . . . . .     530,000            11/6/97         1.79(DEM)      1,214
         21
German Mark Put Opt.  . . . . . . . . . . . .   2,300,000           11/19/97         1.80(DEM)      4,217
          872
German Mark Put Opt.  . . . . . . . . . . . .   1,065,000           11/20/97         1.82(DEM)      1,276
          167
German Mark Put Opt.  . . . . . . . . . . . .   1,070,000           11/26/97         1.85(DEM)      1,041
        1,002
Japanese Yen Call Opt.  . . . . . . . . . . .  73,000,000             1/5/98       115.00(JPY)      3,904
     4,380
Japanese Yen Call Opt.  . . . . . . . . . . .  68,600,000           11/20/97       118.00(JPY)      3,372


       4,891
Japanese Yen Put Opt. . . . . . . . . . . . .  73,000,000             1/5/98       125.00(JPY)      6,366
     2,993
Japanese Yen Put Opt. . . . . . . . . . . . .  68,600,000           11/20/97       123.00(JPY)      1,952
       2,360

Oppenheimer World Bond Fund

                                                                      Expiration    Exercise           Premium        Market
Value
                                                     Face/Contracts      Date         Price           Received         See
Note 1
                                                     -------------    ---------     ----------        --------          ---------
Japanese Yen Put Opt. . . . . . . . . . . . . . . .  73,010,000      11/26/97       125.00(JPY)        $
2,044            $ 1,227
Japanese Yen Put Opt. . . . . . . . . . . . . . . .  72,520,000      12/11/97       115.00(JPY)          3,153
            3,466
Japanese Yen Put Opt. . . . . . . . . . . . . . . .  72,520,000      12/11/97       123.00(JPY)          4,717
            4,670
New Zealand Dollar Call Opt.  . . . . . . . . . . .   1,710,000      11/20/97        1.558(NZD)
7,191              1,334
Norwegian Krone/German Mark Put Opt.  . . . . . . .   2,270,000       1/23/98
4.18(NOK/DEM)      3,694              6,030
United Mexican States Collateralized Fixed
Rate Par Bonds, Series A, 6.25%, 12/31/19 Put Opt.          175      11/28/97        75.00%
15,750             11,200
                                                                                                       -------            -------
                                                                                                       $77,679            $72,564
                                                                                                       =======            =======



 3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

 4. When-issued security to be delivered and settled after October 31, 1997.

 5. Represents the current interest rate for a variable rate security.

 6. Identifies issues considered to be illiquid or restricted -- See Note 8 of Notes to Financial Statements.

 7. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.

 8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,595,326 or 4.74% of the Fund's net assets, at October 31, 1997.

 9. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

10. Securities with an aggregate market value of $388,763 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

11. Represents the current interest rate for an increasing rate security.

12. Interest or dividend is paid in kind.

13. Non-income producing -- issuer is in default of interest payment.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

16. Non-income producing security.

17. A sufficient amount of securities has been designated to cover outstanding interest rate swap transactions. See Note 9 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Oppenheimer World Bond Fund


Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

      Industry                                                                    Market Value     Percent
      -----                                                                       ------------     -------
      United States .........................................................     $29,193,849         49.3%
      Spain .................................................................       3,622,882          6.1
      Germany ...............................................................       3,320,718          5.6
      Russia ................................................................       2,236,896          3.8
      Great Britain .........................................................       1,815,882          3.1
      New Zealand ...........................................................       1,482,356          2.5
      Italy .................................................................       1,414,299          2.4
      Turkey ................................................................       1,298,343          2.2
      South Africa ..........................................................       1,283,241          2.2
      Canada ................................................................       1,219,133          2.1
      Argentina .............................................................       1,205,704          2.0
      Indonesia .............................................................       1,088,620          1.8
      Australia .............................................................       1,052,574          1.8
      Colombia ..............................................................         949,892          1.6


      Sweden ................................................................         941,662          1.6
      China .................................................................         799,749          1.4
      Mexico ................................................................         655,188          1.1
      Jordan ................................................................         620,625          1.1
      Other .................................................................       4,911,771          8.3
                                                                                  -----------        -----
      Total .................................................................     $59,113,384        100.0%
                                                                                  ===========        =====

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 1997
Oppenheimer World Bond Fund


ASSETS:
Investments, at value (cost $59,000,447)--see accompanying statement ........................
$59,113,384
Cash ........................................................................................          887,563
Unrealized appreciation on forward foreign currency exchange contracts -- Note 5 ............
93,002
Receivables:
  Investments sold ..........................................................................        4,498,209
  Closed forward foreign currency exchange contracts ........................................        2,325,036
  Interest, dividends and principal paydowns ................................................          921,464
  Daily variation on futures contracts -- Note 6 ............................................           15,330
Other .......................................................................................            2,617
                                                                                                   -----------
    Total assets ............................................................................       67,856,605
                                                                                                   -----------
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts -- Note 5 ............
117,592
Options written, at value (premiums received $77,679) -- see accompanying statement -- Note 7
      72,564
Open interest rate swap transactions at market value -- Note 9 ..............................            7,560
Payables and other liabilities:


  Investments purchased (including $4,448,993 purchased on a when-issued
    basis) -- Note 1 ........................................................................       10,355,155
  Closed forward foreign currency exchange contracts ........................................        2,395,080
  Trustees' fees -- Note 1 ..................................................................           43,469
  Management and administrative fees ........................................................           23,554
  Daily variation on futures contracts -- Note 6 ............................................            4,165
Other .......................................................................................           56,546
                                                                                                   -----------
    Total liabilities .......................................................................       13,075,685
                                                                                                   -----------
NET ASSETS ..................................................................................      $54,780,920
                                                                                                   -----------
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest ..................................................          $66,155
Additional paid-in capital ..................................................................       59,674,068
Undistributed net investment income .........................................................           82,750
Accumulated net realized loss on investments and foreign currency transactions ..............
(5,105,071)
Net unrealized appreciation on investments and translation of assets and liabilities
  denominated in foreign currencies .........................................................           63,018
                                                                                                   -----------
NET ASSETS -- applicable to 6,615,505 shares of beneficial interest outstanding .............
$54,780,920
                                                                                                   ===========
NET ASSET VALUE PER SHARE ...................................................................            $8.28
                                                                                                         =====


See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended October 31, 1997
Oppenheimer World Bond Fund

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $24,070)  . . . . . . . . . . . . . . . . .   $5,438,948
Dividends (net of foreign withholding taxes of $601)  . . . . . . . . . . . . . . . . . .        3,465
                                                                                            ----------


    Total income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,442,413
                                                                                            ----------
EXPENSES:
Management fees -- Note 4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      359,532
Administrative fees -- Note 4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      110,613
Custodian fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       56,702
Shareholder reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       50,947
Transfer agent and accounting services fees -- Note 4 . . . . . . . . . . . . . . . . . .       33,011
Legal and auditing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       26,915
Registration and filing fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       17,950
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        7,686
                                                                                            ----------
    Total expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      663,356
Less expenses paid indirectly--Note 4 . . . . . . . . . . . . . . . . . . . . . . . . . .       (8,303)
                                                                                            ----------
    Net expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      655,053
                                                                                            ----------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,787,360
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,825,394
  Closing of futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (185,198)
  Closing and expiration of options written . . . . . . . . . . . . . . . . . . . . . . .      (72,879)
  Foreign currency transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (481,386)
                                                                                            ----------
    Net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,085,931
                                                                                            ----------
Net change in unrealized appreciation or depreciation on:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (1,415,140)
  Translation of assets and liabilities denominated in foreign currencies . . . . . . . .     (194,026)
                                                                                            ----------
    Net change  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (1,609,166)
                                                                                            ----------
NET REALIZED AND UNREALIZED LOSS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (523,235)
                                                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . .
 .   $4,264,125
                                                                                            ==========


See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Oppenheimer World Bond Fund


                                                                                  Year Ended October 31,
                                                                              ------------------------------
                                                                                  1997              1996
                                                                              ------------      ------------
OPERATIONS:
Net investment income ...................................................     $  4,787,360      $  4,817,348
Net realized gain .......................................................        1,085,931         1,174,051
Net change in unrealized appreciation or depreciation ...................       (1,609,166)
1,076,747
                                                                              ------------      ------------
    Net increase in net assets resulting from operations ................        4,264,125         7,068,146
                                                                              ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME ...................................................       (4,445,641)
(4,445,589)
                                                                              ------------      ------------
NET ASSETS:
Total increase (decrease) ...............................................         (181,516)        2,622,557
Beginning of period .....................................................       54,962,436        52,339,879
                                                                              ------------      ------------
End of period (including undistributed net investment
  income of $82,750 and $523,824, respectively) .........................     $ 54,780,920      $
54,962,436
                                                                              ============      ============


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Oppenheimer World Bond Fund


                                                                                 Year Ended October 31,
                                                           -------------------------------------------------------------------
                                                            1997           1996           1995           1994           1993
                                                           -------        -------        -------        -------        -------
PER SHARE OPERATING DATA:
Net asset value, beginning of period ................        $8.31          $7.91          $7.93          $8.54
   $8.55
                                                             -----          -----          -----          -----          -----
Income (loss) from investment operations:
  Net investment income .............................          .72            .73            .71            .69            .82
  Net realized and unrealized gain (loss) ...........         (.08)           .34           (.05)          (.61)
 --
                                                             -----          -----          -----          -----          -----
    Total income from investment operations .........          .64           1.07            .66            .08
    .82
                                                             -----          -----          -----          -----          -----
Dividends and distributions to shareholders:
  Dividends from net investment income ..............         (.67)          (.67)          (.68)          (.68)
   (.75)
  Tax return of capital distribution ................           --             --             --           (.01)          (.08)
                                                             -----          -----          -----          -----          -----
    Total dividends and distributions to shareholders         (.67)          (.67)          (.68)          (.69)
      (.83)
                                                             -----          -----          -----          -----          -----
Net asset value, end of period ......................        $8.28          $8.31          $7.91          $7.93
$8.54
                                                             =====          =====          =====          =====
=====
Market value, end of period .........................        $8.06          $7.50          $7.00          $7.00
$8.00

TOTAL RETURN, AT MARKET VALUE(1)                             16.42%         16.40%
9.09%         (4.84)%         2.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ............      $54,781        $54,962        $52,340
$52,439        $56,526
Average net assets (in thousands) ...................      $55,339        $53,309        $51,207


$54,380        $55,877
Ratios to average net assets:
  Net investment income .............................         8.65%          9.04%          9.20%          8.90%
     9.59%
  Expenses(2) .......................................         1.20%          1.28%          1.24%          1.24%
1.22%
Portfolio turnover rate(3) ..........................        289.2%         260.8%         344.2%         315.5%
      112.5%


(1) Assumes a hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions.

(2) Beginning in fiscal 1997, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and mortgage "dollar-rolls") for the period ended October 31, 1997 were $144,978,367 and $142,251,536, respectively. Prior to the period ended October 31, 1996, purchases and sales of investment securities included mortgage "dollar-rolls."


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Oppenheimer World Bond Fund

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer World Bond Fund (the Fund) is registered under the Investment


Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital through investments in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

Investment Valuation -- Portfolio securities are valued at the close of the New York Stock Exchange on the last day of each week on which day the New York Stock Exchange is open. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

Structured Notes -- The Fund invests in foreign currency-linked structured notes whereby the market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in values of the securities are recorded as unrealized gains and losses in the accompanying financial statements. During the year ended October 31, 1997, the market value of these securities comprised an average of 9% of the Fund's net assets, and resulted in realized and unrealized losses of $573,017.

Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The


Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of October 31, 1997, the Fund had entered into outstanding when-issued or forward commitments of $4,448,993.

Oppenheimer World Bond Fund


In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage "dollar-rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

Security Credit Risk -- The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default.

Foreign Currency Translation -- The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Repurchase Agreements -- The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Federal Taxes -- The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At October 31, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $5,093,000, which expires between 2001 and 2003.

Trustees' Fees and Expenses -- The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 1997, a provision of $384 was made for the Fund's projected benefit obligations and payments of $1,509 were made to retired trustees, resulting in an accumulated liability of $40,578 at October 31, 1997.

Distributions to Shareholders -- The Fund intends to declare and pay dividends from net investment income monthly. Distributions from net realized gains on investments, if any, will be made at least once each year.

Classification of Distributions to Shareholders -- Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the

Oppenheimer World Bond Fund


year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Fund.



The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 1997, amounts have been reclassified to reflect a decrease in accumulated net realized loss on investments of $892,777, a decrease in undistributed net investment income of $782,793, and a decrease in additional paid-in capital of $109,984.

Other -- Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends in kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the years ended October 31, 1997 and 1996.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

At October 31, 1997 net unrealized appreciation on investments and written options of $118,052 was composed of gross appreciation of $1,304,632, and gross depreciation of $1,186,580.

4. MANAGEMENT AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH
AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.65% on the Fund's average annual net assets.



Mitchell Hutchins Asset Management Inc. serves as the Fund's Administrator. The Fund pays the Administrator an annual fee of 0.20% of the Fund's average annual net assets.

The Manager acts as the accounting agent for the Fund at an annual fee of $18,000, plus out-of-pocket costs and expenses reasonably incurred.

Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Fund. Fees paid to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.

Oppenheimer World Bond Fund


Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained at the custodian bank by the Fund.

5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund uses forward contracts to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of


Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At October 31, 1997, the Fund had outstanding forward contracts as follows:

                                                                       Contract
                                                    Expiration          Amount     Valuation as of     Unrealized
Unrealized
                                                      Dates             (000s)     October 31, 1997   Appreciation
Depreciation
------------------------------------------------------------------------------------------------------------------
--------------
Contracts to Purchase
---------------------
German Mark (DEM) ............................   11/4/97-11/28/97       1,824 DEM     $1,059,970
$14,977       $    133
Italian Lira (ITL) ...........................   1/6/98               521,884 ITL        308,005          6,944
  --
Portuguese Escudo (PTE) ......................   12/17/97             116,707 PTE        661,552
13,723             --
Spanish Peseta (ESP) .........................   12/17/97              97,001 ESP        665,351         17,522
          --
                                                                                                        -------       --------
                                                                                                         53,166            133
                                                                                                        -------       --------
Contracts to Sell
-----------------
Australian Dollar (AUD) ......................   1/29/98                  880 AUD        618,288             --
  12,584
British Pound Sterling (GBP) .................   11/28/97                 275 GBP        460,866             --
     13,989
German Mark (DEM) ............................   12/19/97                 100 DEM         58,184             --
     2,082
Indonesian Rupiah (IDR) ......................   2/10/98            1,642,500 IDR        437,498
2,532             --
Japanese Yen (JPY) ...........................   11/12/97               6,100 JPY         50,836            963
     --
New Zealand Dollar (NZD) .....................   11/28/97                 650 NZD        404,558
14,229             --


South African Rand (ZAR) .....................   12/29/97               5,724 ZAR      1,167,848
22,112             --
Swiss Franc (CHF) ............................   12/17/97-1/16/98       2,765 CHF      1,988,063             --
       88,804
                                                                                                        -------       --------
                                                                                                         39,836        117,459
                                                                                                        -------       --------
Total Unrealized Appreciation and Depreciation ................................................         $93,002
$117,592
                                                                                                        =======       ========

Oppenheimer World Bond Fund


6. FUTURES CONTRACTS

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.


Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

At October 31, 1997, the Fund had outstanding futures contracts as follows:

                                                           Valuation
                                                 Number       as of           Unrealized
                               Expiration      of Futures  October 31,       Appreciation
                                  Date         Contracts      1997          (Depreciation)
------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Nikkei 225 ..................     12/97            2         $273,717         $(23,780)
U.S. Treasury Bonds, 30 yr ..     12/97           44        5,212,625           70,938
U.S. Treasury Nts., 10 yr ...     12/97            4          447,000           11,375
                                                                              --------
                                                                                58,533
                                                                              --------
Contracts to Sell
-----------------
Hang Seng Index .............     11/97            4          274,015          (13,059)
Nikkei 225 ..................     12/97            4          328,000           11,300
U.S. Treasury Nts., 2 yr ....     12/97            4          415,750           (2,906)
U.S. Treasury Nts., 5 yr ....     12/97           48        5,203,500          (85,500)
                                                                              --------
                                                                               (90,165)
                                                                              --------
                                                                              $(31,632)
                                                                              ========

Oppenheimer World Bond Fund




7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended October 31, 1997 was as follows:

                                                        Call Options                         Put Options
                                              -----------------------------        -----------------------------
                                                Number             Amount            Number              Amount
                                                  of                 of                of                  of
                                                Options           Premiums           Options            Premiums
----------------------------------------------------------------------------------------------------------------


Options outstanding at October 31, 1996 ...      2,987,100        $  31,287                  --        $      --
Options written ...........................    246,935,296          386,760         417,367,263          237,990
Options closed or expired .................    (30,612,016)        (354,360)       (116,766,978)
(164,324)
Options exercised .........................     (2,750,380)         (37,911)         (3,895,110)         (21,763)
                                              ------------        ---------        ------------        ---------
Options outstanding at October 31, 1997 ...    216,560,000        $  25,776         296,705,175
$  51,903
                                              ============        =========        ============
=========

Oppenheimer World Bond Fund


8. ILLIQUID AND RESTRICTED SECURITIES

At October 31, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at October 31, 1997 was $4,901,847, which represents 8.95% of the Fund's net assets.

9. INTEREST RATE SWAP TRANSACTIONS

The Fund may enter into an interest rate swap transaction to seek to maintain a total return or yield spread on a particular investment or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, the amount due or owed by the Fund at termination or settlement. The Fund enters into swaps only on securities it owns. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Fund segregates liquid assets to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive.

As of October 31, 1997, the Fund had entered into the following interest rate swap agreements:

Swap           Notional    Rate Paid by the   Floating Rate Received     Floating   Termination
Net
Counterparty   Principal   Fund at 10/31/97   by the Fund at 10/31/97   Rate Index     Date
Unrealized Loss
------------   ---------   ----------------   -----------------------   ----------  -----------   ---------------
Morgan         $1,920,000       7.65%                  7.287%           Three-        3/8/01           $7,560
Guaranty                                                                month
Trust Co.                                                               New Zealand
of New York                                                             Dollar Bank
                                                                        Bills

10. OTHER MATTERS

On October 9, 1997, the Board of Trustees of Oppenheimer World Bond Fund approved the conversion of the Fund to an open-end fund, subject to shareholder approval. If approved by shareholders, the conversion would occur during the first quarter of calendar 1998.

                                    PART C

                               OTHER INFORMATION


Item 24.    Financial Statements and Exhibits.

      1.    Financial Statements.


     (a) Statement of Investments - (See Part B, Statement of Additional Information): Filed herewith.

      (b) Statement of Assets and Liabilities - (See Part B, Statement of Additional Information): Filed herewith.

      (c) Statement of Operations - (See Part B, Statement of Additional Information): Filed herewith.

     (d) Statements of Changes in Net Assets - (See Part B, Statement of Additional Information): Filed herewith.

      (e)  Financial   Highlights  -  (See  Part  B,   Statement  of  Additional
Information): Filed herewith.

      (f) Notes to Financial Statements - (See Part B, Statement of Additional Information): Filed herewith.

      (g) Independent Auditors' Report - (See Part B, Statement of Additional Information): Filed herewith.

      (h) Independent Auditors' Consent - (See Part B, Statement of Additional Information): Filed herewith.


      2.    Exhibits:

      (a) (1) Declaration of Trust of Registrant - Filed with Registrant's Registration Statement, 10/7/88, and refiled with Post-Effective Amendment No. 8 to Registrant's Registration
Statement, 2/27/95, and incorporated herein by reference.

            (2) Amendment No. 1 dated as of October 18, 1988 to Declaration of Trust of Registrant - Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement, 11/12/88, and refiled with Post-Effective Amendment No. 8 to Registrant's Registration Statement, 2/27/95, and incorporated herein by reference.

            (3) Amendment No. 2 dated as of November 12, 1988 to Declaration of Trust of Registrant - Filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement, 11/25/88, and refiled with Post-Effective Amendment No. 8 to Registrant's Registration Statement, 2/27/95, and incorporated herein by reference.

            (4) Amendment No. 3 dated November 6, 1989 to Declaration of Trust of Registrant - Filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement, 2/27/95, and incorporated herein by reference.

            (5) Amendment No. 4 dated July 3, 1996 to Declaration of Trust of Registrant - Previously filed with Registrant's Post- Effective Amendment No. 10, 7/26/96, and incorporated herein by reference.

      (b) (1) By-Laws of Registrant - Filed with Registrant's Registration Statement, 10/7/88, and refiled with Post-Effective Amendment No. 8 to
Registrant's Registration Statement, 2/27/95, and incorporated herein by reference.

            (2) Amendment to By-Laws of  Registrant - Filed with  Post-Effective
Amendment  No.  8  to  Registrant's   Registration   Statement,   2/27/95,   and
incorporated herein by reference.

            (3) Amendment to By-Laws of Registrant - Previously filed with Registrant's Post-Effective Amendment No. 10, 7/26/96, and incorporated herein by reference.

      (c)   Inapplicable


      (d) Specimen certificate for Shares of Beneficial Interest, $.01 par value -Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement and incorporated herein by reference.


      (e) See Exhibit (k)(2).

      (f)   Inapplicable

      (g) (1) Investment Advisory Agreement with Oppenheimer Management Corporation dated 10/22/90 - Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement dated 2/28/91 and refiled with Post-Effective Amendment No. 8 to Registrant's Registration Statement, 2/27/95, and incorporated herein by reference.

     (2) Form of Administration Agreement with Mitchell Hutchins Asset Management Inc. - Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement, 11/12/88, and refiled with Post-Effective Amendment No. 8 to Registrant's Registration Statement, 2/27/95, and incorporated herein by reference.

      (h)   Inapplicable

     (i) Retirement Plan for Non-Interested Trustees or Directors (adopted by Registrant on 6/7/90) - Filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer
Special Fund (Reg. No. 2-14586) dated 10/21/94, and refiled with
Post-Effective Amendment No. 8 to Registrant's Registration
Statement, 2/27/95, and incorporated herein by reference.

      (j) Co-Custody Agreement - Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement, dated 2/26/93, and refiled with Post-Effective Amendment No. 8 to Registrant's Registration Statement, 2/27/95, and incorporated herein by reference.

      (k)  (1)  Accounting  Service  Agreement  -  Filed  with  Post-  Effective
Amendment  No.  8  to  Registrant's   Registration   Statement,   2/27/95,   and
incorporated herein by reference.

     (2)  Registrar,   Transfer  Agency  and  Service   Agreement   -Filed  with
Post-Effective Amendment No. 8 to Registrant's Registration Statement, 2/27/95, and incorporated herein by reference.

            (3) Co-Transfer Agent and Co-Registrar Agreement - Filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement, 2/27/95, and incorporated herein by reference.

      (l)   Inapplicable.

      (m)   Inapplicable

      (n)   Inapplicable

      (o)   Inapplicable

      (p)   Inapplicable

      (q)   Inapplicable


      (r)   Financial Data Schedule - Filed herewith.


Item 25.    Marketing Arrangements.

      Inapplicable.

Item 26.    Other Expenses of Issuance and Distribution.

      Inapplicable.

Item 27.    Persons Controlled by or under Common Control.

      None.


Item 28.    Number of Holders of Securities.

      (1)                                       (2)
                                                Number of
                                                Record Holders at

      Title of Class                            February 20, 1998

      Shares of Beneficial Interest,            920
      $.01 par value


Item 29.    Indemnification.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

      The Registrant hereby undertakes that it will apply the indemnification provision of its By-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation therein of Sections 17(h) and 17(i) of the Investment Company Act remains in effect.

     Registrant, in conjunction with the Registrant's Trustees, and other registered management investment companies managed by the Adviser, generally maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant. However, in no event will Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.


Item 30.   Business and Other Connections of Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.




Name and Current Position with        Other Business and Connections
OppenheimerFunds, Inc.("OFI")         During the Past Two Years


Mark J.P. Anson,
Vice President                        Vice President of Oppenheimer Real Asset
                                      Management, Inc. ("ORAMI"); formerly Vice
                                      President of Equity Derivatives at
                                      Salomon Brothers, Inc.

Peter M. Antos,
Senior Vice President                 An officer and/or portfolio manager of
                                      certain Oppenheimer funds; a Chartered
                                      Financial Analyst;Senior Vice President of

                                      HarbourView Asset Management Corporation
                                      ("HarbourView"); prior to March, 1996 he was the senior equity portfolio manager for the Panorama Series Fund, Inc. (the
                                      "Company") and other mutual funds and
                                      pension funds managed by G.R. Phelps & Co.
                                      Inc. ("G.R. Phelps"), the Company's former investment adviser, which was a subsidiary of Connecticut Mutual Life Insurance
                                      Company; was also responsible for managing the common stock department and common stock investments of Connecticut Mutual
                                      Life Insurance Co.


Lawrence Apolito,
Vice President                        None.

Victor Babin,
Senior Vice President                 None.

Bruce Bartlett,

Vice President                        An officer and/or portfolio manager of
                                      certain Oppenheimer funds.  Formerly a
                                      Vice President and Senior Portfolio
                                      Manager at First of America Investment
                                      Corp.

Beichert, Kathleen
Vice President                        None.

Rajeev Bhaman,
Vice President                        Formerly Vice President (January 1992 -
                                      February, 1996) of Asian Equities for
                                      Barclays de Zoete Wedd, Inc.


Robert J. Bishop,

Vice President                        Vice President of Mutual Fund Accounting
                                      (since May 1996); an officer of other
                                      Oppenheimer funds; formerly  an Assistant
                                      Vice President of OFI/Mutual Fund
                                      Accounting (April 1994-May 1996), and a
                                      Fund Controller for OFI.

George C. Bowen,
Senior Vice President & Treasurer     Vice President (since June 1983) and
                                      Treasurer  (since March 1985) of
                                      OppenheimerFunds Distributor, Inc. (the
                                      "Distributor"); Vice President  (since
                                      October 1989) and Treasurer (since April
                                      1986) of  HarbourView; Senior Vice
                                      President (since February 1992), Treasurer
                                      (since July 1991)and a director (since
                                      December 1991) of Centennial; President,
                                      Treasurer and a director of  Centennial
                                      Capital Corporation (since June 1989);
                                      Vice President and Treasurer (since August
                                      1978) and Secretary  (since April 1981) of
                                      Shareholder Services, Inc. ("SSI"); Vice
                                      President, Treasurer and Secretary of
                                      Shareholder Financial Services, Inc.
                                      ("SFSI") (since November 1989); Treasurer
                                      of Oppenheimer Acquisition Corp. ("OAC")
                                      (since June 1990); Treasurer of
                                      Oppenheimer Partnership Holdings, Inc.
                                      (since November 1989); Vice President and
                                      Treasurer  of ORAMI (since July 1996);
                                      Chief Executive Officer, Treasurer and a
                                      director of MultiSource Services, Inc., a
                                      broker-dealer (since December 1995); an
                                      officer of other Oppenheimer funds.

Scott Brooks,
Vice President                        None.

Susan Burton,

Assistant Vice President              None.


Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division         Formerly Assistant Vice President of
                                      Rochester Fund Services, Inc.

Michael Carbuto,

Vice President                        An officer and/or portfolio manager of
                                      certain Oppenheimer funds; Vice President
                                      of Centennial.

Ruxandra Chivu,
Assistant Vice President              None.



H.D. Digby Clements,
Assistant Vice President:
Rochester Division                    None.
O. Leonard Darling,
Executive Vice President              Trustee (1993 - present) of Awhtolia
                                      College - Greece.


Robert A. Densen,
Senior Vice President                 None.

Sheri Devereux,
Assistant Vice President              None.

Robert Doll, Jr.,

Executive Vice President & Director An officer and/or portfolio manager of certain Oppenheimer funds. John Doney, Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Andrew J. Donohue,
Executive Vice President,

General Counsel and Director          Executive Vice President (since September
                                      1993),  and a director (since January
                                      1992) of the Distributor; Executive
                                      Vice President, General Counsel and a
                                      director of HarbourView, SSI, SFSI and
                                      Oppenheimer Partnership Holdings, Inc.
                                      since (September 1995)  and   MultiSource
                                      Services, Inc. (a broker-dealer) (since
                                      December 1995); President and a director
                                      of Centennial (since September 1995);
                                      President and a director of  ORAMI (since
                                      July 1996); General Counsel  (since May
                                      1996) and Secretary (since April 1997) of
                                      OAC; Vice President of OppenheimerFunds
                                      International, Ltd. ("OFIL") and
                                      Oppenheimer Millennium Funds plc (since
                                      October 1997);  an officer of other
                                      Oppenheimer funds.


George Evans,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Edward Everett,
Assistant Vice President              None.


Scott Farrar,

Vice President                        Assistant Treasurer of Oppenheimer
                                      Millennium Funds plc (since October 1997);
                                      an officer of other Oppenheimer funds;
                                      formerly  an Assistant Vice President of
                                      OFI/Mutual Fund Accounting (April 1994-May
                                      1996), and a Fund Controller for OFI.


Leslie A. Falconio,
Assistant Vice President              None.

Katherine P. Feld,

Vice President and Secretary          Vice President and Secretary of the
                                      Distributor; Secretary of HarbourView,
                                      MultiSource and Centennial; Secretary,
                                      Vice President and Director of Centennial
                                      Capital Corporation;

                                      Vice President and Secretary of ORAMI.
Ronald H. Fielding,
Senior Vice President; Chairman:

Rochester Division                    An officer, Director and/or portfolio
                                      manager of certain Oppenheimer funds;
                                      Presently he holds the following other
                                      positions: Director (since 1995) of ICI
                                      Mutual Insurance Company; Governor (since
                                      1994) of St. John's College; Director
                                      (since 1994 - present) of International
                                      Museum of Photography at George Eastman
                                      House; Director (since 1986) of GeVa
                                      Theater. Formerly he held the following
                                      positions: formerly, Chairman of the Board
                                      and Director of Rochester Fund
                                      Distributors, Inc. ("RFD"); President and
                                      Director of Fielding Management Company,
                                      Inc. ("FMC"); President and Director of
                                      Rochester Capital Advisors, Inc. ("RCAI");
                                      Managing Partner of Rochester Capital
                                      Advisors, L.P., President and Director of
                                      Rochester Fund Services, Inc. ("RFS");
                                      President and Director of Rochester Tax
                                      Managed Fund, Inc.; Director (1993 - 1997)
                                      of VehiCare Corp.; Director (1993 - 1996)
                                      of VoiceMode.


John Fortuna,
Vice President                        None.

Patricia Foster,

Vice President                        Formerly she held the following positions:
                                      An officer of certain former Rochester
                                      funds (May, 1993 - January, 1996);
                                      Secretary of Rochester Capital Advisors,
                                      Inc. and General
                                      Counsel (June, 1993 - January 1996) of
                                      Rochester Capital
                                      Advisors, L.P.


Jennifer Foxson,
Assistant Vice President              None.


Paula C. Gabriele,
Executive Vice President              Formerly, Managing Director (1990-1996) for Bankers Trust Co.


Robert G. Galli,

Vice Chairman                         Trustee of the New York-based Oppenheimer
                                      Funds. Formerly Vice President and General
                                      Counsel of Oppenheimer Acquisition Corp.

Linda Gardner,
Vice President                        None.

Alan Gilston,
Vice President                        Formerly Vice President for Schroder
                                      Capital Management International.

Jill Glazerman,

Assistant Vice President              None.


Jeremy Griffiths,
Chief Financial Officer               Currently a Member and Fellow of the
                                      Institute of Chartered Accountants;
                                      formerly an accountant for Arthur Young
                                      (London, U.K.).

Robert Grill,
Vice President                        Formerly Marketing Vice President for
                                      Bankers Trust Company (1993-1996);
                                      Steering Committee Member,
                                      Subcommittee Chairman for American
                                      Savings Education Council (1995-1996).


Caryn Halbrecht,
Vice President                        An officer and/or portfolio manager of
                                      certain Oppenheimer funds; formerly Vice
                                      President of Fixed Income Portfolio
                                      Management at Bankers Trust.


Elaine T. Hamann,
Vice President                        Formerly Vice President (September, 1989 -
                                      January, 1997) of Bankers Trust Company.


Glenna Hale,

Director of Investor Marketing        Formerly, Vice President (1994-1997) of
                                      Retirement Plans Services for
                                      OppenheimerFunds Services.

Thomas B. Hayes,
Vice President                        None.


Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,

a division of the Adviser             President and Director of SFSI; President
                                      and Chief executive Officer of SSI.

Dorothy Hirshman,                     None.
Assistant Vice President


Alan Hoden,
Vice President                        None.

Merryl Hoffman,
Vice President                        None.


Nicholas Horsley,
Vice President                        Formerly a Senior Vice President and
                                      Portfolio Manager for Warburg, Pincus
                                      Counselors, Inc. (1993-1997), Co-manager
                                      of Warburg, Pincus Emerging Markets Fund
                                      (12/94 - 10/97), Co-manager Warburg,
                                      Pincus  Institutional Emerging  Markets
                                      Fund - Emerging  Markets Portfolio  (8/96
                                      - 10/97),  Warburg Pincus Japan   OTC  Fund,   Associate   Portfolio
                                      Manager  of Warburg  Pincus  International
                                      Equity Fund, Warburg Pincus  Institutional
                                      Fund - Intermediate Equity Portfolio,  and
                                      Warburg Pincus EAFE Fund.


Scott T. Huebl,
Assistant Vice President              None.

Richard Hymes,
Assistant Vice President              None.

Jane Ingalls,

Vice President                        None.

Byron Ingram,
Assistant Vice President              None.


Ronald Jamison,
Vice President                        Formerly Vice President and Associate General Counsel at Prudential Securities, Inc.

Frank Jennings,

Vice                                  President  An  officer  and/or   portfolio
                                      manager  of  certain   Oppenheimer  funds;
                                      formerly,  a Managing  Director  of Global
                                      Equities   at  Paine   Webber's   Mitchell
                                      Hutchins division.




Thomas W. Keffer,

Senior Vice President                 Formerly Senior Managing Director (1994 - 1996) of Van Eck Global.


Avram Kornberg,

Vice President                        None.


Joseph Krist,
Assistant Vice President              None.

Paul LaRocco,

Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds; formerly, a Securities Analyst for Columbus Circle
                                      Investors.


Michael Levine,
Assistant Vice President              None.

Shanquan Li,

Vice                                  President  Director of Board (since 2/96),
                                      Chinese   Finance    Society;    formerly,
                                      Chairman  (11/94-2/96),   Chinese  Finance
                                      Society; and Director (6/94-6/95), Greater
                                      China Business Networks.


Stephen F. Libera,

Vice President                        An officer and/or portfolio manager for certain
                                      Oppenheimer funds; a Chartered Financial Analyst; a Vice President of
                                      HarbourView; prior to March 1996, the senior bond portfolio manager for  Panorama Series Fund Inc., other mutual funds and pension accounts managed by G.R. Phelps; also
                                      responsible for managing the public fixed-income securities department at Connecticut Mutual Life Insurance Co.


Mitchell J. Lindauer,
Vice President                        None.

David Mabry,
Assistant Vice President              None.


Steve Macchia,
Assistant Vice President              None.


Bridget Macaskill,
President, Chief Executive Officer

and Director                          Chief Executive Officer (since September 1995); President and director (since June 1991) of  HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September
                                      1995); President (since September  1995) and a director  (since
                                      October  1990) of  OAC; President (since September 1995)
                                      and a director  (since November 1989) of  Oppenheimer
                                      Partnership Holdings, Inc., a holding company subsidiary  of
                                      OFI; a director of ORAMI (since July 1996) ; President and a director (since October 1997) of OFIL, an offshore fund
                                      manager subsidiary of OFI and Oppenheimer Millennium
                                      Funds plc (since October 1997); President and  a director of other Oppenheimer funds;  a director of the NASDAQ Stock
                                      Market, Inc. and of Hillsdown Holdings plc (a U.K. food
                                      company); formerly an Executive Vice President of OFI.

Wesley Mayer,
Vice President                        Formerly Vice President (January, 1995 - June, 1996) of
                                      Manufacturers Life Insurance Company.

Loretta McCarthy,
Executive Vice President              None.

Tanya Mrva,
Assistant Vice President              None.


Lisa Migan,
Assistant Vice President              None.

Robert J. Milnamow,

Vice President                        An officer and/or portfolio manager of certai
                                      Oppenheimer funds; formerly a Portfolio Manager (August, 1989 - August,
                                      1995) with Phoenix Securities Group.


Denis R. Molleur,
Vice President                        None.

Linda Moore,

Vice President                        Formerly, Marketing Manager (July 1995-November 1996) for Chase Investment Services Corp.

Tanya Mrva,
Assistant Vice President              None.


Kenneth Nadler,
Vice President                        None.

David Negri,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President              None.

Robert A. Nowaczyk,
Vice President                        None.


Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                    None.


Gina M. Palmieri,
Assistant Vice President              None.

Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Pirie,

Assistant Vice President              Formerly, a Vice President with Cohane  Rafferty Securities, Inc.




Jane Putnam,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Russell Read,
Senior Vice President                 Vice President of Oppenheimer Real Asset Management, Inc.
                                      (since March, 1995); formerly director of Quantitative
                                      Research for the Adviser.  Prior to that he was a lecturer at
                                      Stamford University, an investment manager for The
                                      Prudential, and Associate Economist for the First National
                                      Bank of Chicago.


Thomas Reedy,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Securities Analyst for the Adviser.


David Robertson,
Vice President                        None.

Adam Rochlin,

Vice President                        None.

Michael S. Rosen
Vice President; President,
Rochester Division                    An officer and/or portfolio manager of certain Oppenheimer funds;
                                      Formerly, Vice President (June, 1983 - January, 1996)
                                      of RFS, President and Director of RFD; Vice President and
                                      Director of FMC; Vice President and director of RCAI;
                                      General Partner of RCA; Vice President and Director of
                                      Rochester Tax Managed Fund Inc.

Richard H. Rubinstein,
Senior                                Vice President An officer and/or portfolio
                                      manager  of  certain   Oppenheimer  funds;
                                      formerly  Vice   President  and  Portfolio
                                      Manager/Security  Analyst for  Oppenheimer
                                      Capital Corp., an investment adviser.

Lawrence Rudnick,

Assistant Vice President              None.


James Ruff,
Executive Vice President              None.

Valerie Sanders,
Vice President                        None.

Ellen Schoenfeld,
Assistant Vice President              None.

Stephanie Seminara,

Vice President                        Formerly, Vice President of Citicorp Investment Services.

Richard Soper,
Vice President                        None.


Nancy Sperte,
Executive Vice President              None.

Donald W. Spiro,
Chairman                              Emeritus  and Director  Vice  Chairman and
                                      Trustee of the New York-based  Oppenheimer
                                      Funds; formerly Chairman of the Adviser and the Distributor.


Richard A. Stein,
Vice President: Rochester Division    Assistant Vice President (since 1995) of Rochester Capitol Advisors, L.P.


Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director
Retirement Plans                      Formerly Vice President of U.S. Group Pension Strategy and Marketing for Manulife Financial.

Michael C. Strathearn,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds;
                                      a Chartered Financial Analyst; a Vice President of
                                      HarbourView; prior to March 1996, an equity portfolio
                                      manager for Panorama Series Fund, Inc. and other mutual
                                      funds and pension accounts managed by G.R. Phelps.

James C. Swain,
Vice Chairman of the Board            Chairman, CEO and Trustee, Director or Managing Partner of the
                                      Denver-based Oppenheimer Funds; President and a
                                      Director of Centennial; formerly President and Director of
                                      OAMC, and Chairman of the Board of SSI.

James Tobin,
Vice President                        None.

Jay Tracey,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds;
                                      formerly Managing Director of Buckingham Capital
                                      Management.


Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer     Assistant Treasurer of the Distributor and SFSI.

Ashwin Vasan,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Dorothy Warmack,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Jerry Webman,

Senior                                Vice President  Director of New York-based
                                      tax-exempt fixed income Oppenheimer funds;
                                      Formerly,   Managing  Director  and  Chief
                                      Fixed  Income   Strategist  at  Prudential
                                      Mutual Funds.


Christine Wells,
Vice President                        None.

Joseph Welsh,
Assistant Vice President              None.

Kenneth B. White,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds;
                                      a Chartered Financial Analyst; Vice President of
                                      HarbourView; prior to March 1996, an equity portfolio
                                      manager for Panorama Series Fund, Inc. and other mutual
                                      funds and pension funds managed by G.R. Phelps.


William L. Wilby,
Senior Vice President                 An officer and/or portfolio manager of certain Oppenheimer funds;
                                      Vice President of HarbourView.

Carol Wolf,

Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds; Vice
                                      President of Centennial;  Vice  President,
                                      Finance and  Accounting  and member of the
                                      Board of Directors of the Junior League of
                                      Denver,  Inc.;  Point of Contact:  Finance
                                      Supporters  of  Children;  Member  of  the
                                      Oncology  Advisory  Board of the Childrens
                                      Hospital; Member of the Board of Directors
                                      of the  Colorado  Museum  of  Contemporary
                                      Art.

Caleb Wong,
Assistant Vice President              None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                       Assistant Secretary of SSI (since May 1985), and  SFSI
                                     (since November 1989);  Assistant Secretary of Oppenheimer
                                      Millennium Funds plc (since October 1997);  an officer of
                                      other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                    None.


Arthur J. Zimmer,

Senior Vice President                 An officer and/or portfolio manager of certain Oppenheimer funds;
                                      Vice President of Centennial.

      The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:


      New York-based Oppenheimer Funds

      Oppenheimer California Municipal Fund

      Oppenheimer Capital Appreciation Fund


      Oppenheimer Developing Markets Fund


      Oppenheimer Discovery Fund

      Oppenheimer Enterprise Fund

      Oppenheimer Global Fund

      Oppenheimer Global Growth & Income Fund

      Oppenheimer Gold & Special Minerals Fund

      Oppenheimer Growth Fund

      Oppenheimer International Growth Fund


      Oppenheimer International Small Company Fund


      Oppenheimer Money Market Fund, Inc.

      Oppenheimer Multi-Sector Income Trust

      Oppenheimer Multi-State Municipal Trust


      Oppenheimer Multiple Strategies Fund

      Oppenheimer Municipal Bond Fund


      Oppenheimer New York Municipal Fund

      Oppenheimer Series Fund, Inc.

      Oppenheimer U.S. Government Trust

      Oppenheimer World Bond Fund


      Quest/Rochester Funds
      Limited Term New York Municipal Fund

      Oppenheimer Bond Fund For Growth

      Oppenheimer MidCap Fund

      Oppenheimer Quest Capital Value Fund, Inc.

      Oppenheimer Quest For Value Funds

      Oppenheimer Quest Global Value Fund, Inc.

      Oppenheimer Quest Value Fund, Inc.

      Rochester Fund Municipals


      Denver-based Oppenheimer Funds

      Centennial America Fund, L.P.

      Centennial California Tax Exempt Trust

      Centennial Government Trust

      Centennial Money Market Trust

      Centennial New York Tax Exempt Trust

      Centennial Tax Exempt Trust

      Oppenheimer Cash Reserves

      Oppenheimer Champion Income Fund

      Oppenheimer Equity Income Fund

      Oppenheimer High Yield Fund

      Oppenheimer Integrity Funds

      Oppenheimer International Bond Fund

      Oppenheimer Limited-Term Government Fund

      Oppenheimer Main Street Funds, Inc.


      Oppenheimer Municipal Fund

      Oppenheimer Real Asset Fund


      Oppenheimer Strategic Income Fund

      Oppenheimer Total Return Fund, Inc.

      Oppenheimer Variable Account Funds

      Panorama Series Fund, Inc.

      The New York Tax-Exempt Income Fund, Inc.





     The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New

York, New York 10048-0203.

      The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

     The address of MultiSource Services, Inc. is 1700 Lincoln Street, Denver, Colorado 80203.


      The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625- 2807.


Item 29.    Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal             Positions & Offices         Positions & Offices
Business Address             with Underwriter            with Registrant

George C. Bowen(1)           Vice President and          Vice President and
                             Treasurer                   Treasurer of the
                                                         Oppenheimer funds.

Julie Bowers                 Vice President              None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan             Vice President              None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce(2)             Senior Vice President;      None
                             Director: Financial
                             Institution Division

Robert Coli                  Vice President              None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins            Vice President              None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin             Vice President              None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Rhonda Dixon-Gunner(1)       Assistant Vice President    None

Andrew John Donohue(2)       Executive Vice              Secretary of the
                             President & Director        Oppenheimer funds.

Wendy H. Ehrlich             Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                  Vice President              None
41 Craig Place
Cranford, NJ  07016

Todd Ermenio                 Vice President              None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                   Vice President              None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey                 Vice President              None
201 E. Rund Grove Rd.
#26-22
Lewisville, TX 75067

Katherine P. Feld(2)         Vice President              None
                             & Secretary

Mark Ferro                   Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)        Vice President              None

Reed F. Finley               Vice President              None
1215 W. 10th Street
Apt. 510
Cleveland, OH  44113
Birmingham, MI  48009

Ronald R. Foster             Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki             Vice President              None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto             Vice President              None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                   Vice President              None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)               Vice President/National     None
                             Sales Manager

Sharon Hamilton              Vice President              None
720 N. Juanita Ave.,#1
Redondo Beach, CA 90277

C. Webb Heidinger(2)         Vice President              None

Byron Ingram(2)              Assistant Vice President    None

Mark D. Johnson              Vice President              None
409 Sundowner Ridge Court
Wildwood, MO  63011

Michael Keogh(2)             Vice President              None

Richard Klein                Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                Vice President              None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)               Assistant Vice President    None

Todd Lawson                  Vice President              None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang             Senior Vice President       None
23 Fox Trail
Lincolnshire, IL 60069

Dawn Lind                    Vice President              None
7 Maize Court
Melville, NY 11747

James Loehle                 Vice President              None
30 John Street
Cranford, NJ  07016

Todd Marion                  Vice President              None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters                Vice President              None
520 E. 76th Street
New York, NY  10021

John McDonough               Vice President              None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Tanya Mrva(2)                Assistant Vice President    None

Laura Mulhall(2)             Senior Vice President       None

Charles Murray               Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                 Vice President              None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura        Vice President              None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel                 Vice President              None
60 Myrtle Beach Drive
Henderson, NV  89014

Joseph Norton                Vice President              None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski             Vice President              None
1105 Harney St., #310
Omaha, NE  68102

Gayle Pereira                Vice President              None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit            Vice President              None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                Vice President              None
1777 Larimer St. #807
Denver, CO  80202

Steve Puckett                Vice President              None
2555 N. Clark, #209
Chicago, IL  60614


Elaine Puleo(2)              Vice President              None

Minnie Ra                    Vice President              None
895 Thirty-First Ave.
San Francisco, CA  94121

Michael Raso                 Vice President              None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)         Vice President              None

Douglas Rentschler           Vice President              None
867 Pemberton
Grosse Pointe Park, MI 48230

Ian Robertson                Vice President              None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(3)          Vice President              None

Kenneth Rosenson             Vice President              None
3802 Knickerbocker Place
Apt. #3D
Indianapolis, IN  46240

James Ruff(2)                President                   None

Timothy Schoeffler           Vice President              None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino            Vice President              None
785 Beau Chene Drive
Mandeville, LA  70471

Robert Shore                 Vice President              None
26 Baroness Lane
Laguna Niguel, CA 92677

George Sweeney               Vice President              None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny                Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum         Vice President              None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas              Vice President              None
8116 Arlingon Blvd. #123
Falls Church, VA 22042

Philip St. John Trimble      Vice President              None
201 Summerfield
Northbrook, IL  60062
Sarah Turpin                 Vice President              None
2735 Dover Road
Atlanta, GA  30327

Gary Paul Tyc(1)             Assistant Treasurer         None

Mark Stephen Vandehey(1)     Vice President              None

Marjorie Williams            Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331

(1) 6803 South Tucson Way, Englewood, Colorado 80112

(2) Two World Trade Center, New York, NY 10048-0203

(3) 350 Linden Oaks, Rochester, NY  14625-2807





Item 31.    Location of Accounts and Records.

       All accounts, books and other documents, required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the Rule thereunder are maintained by OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 32.       Management Services.

       The Registrant is not a party to any management-related service contract not discussed in Part A of this Registration Statement.

Item 33.       Undertakings.

       1. The Registrant undertakes to suspend the offering of the shares covered hereby until it amends its prospectus if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of this Registration Statement, or (2) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

       2.      Inapplicable
       3.      Inapplicable
       4.      Inapplicable
       5.      Inapplicable
       6.      Inapplicable

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of February, 1998.



               OPPENHEIMER WORLD BOND FUND

                              By: /s/ Bridget A. Macaskill*
                                  -------------------------------
                                  Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                       Title                      Date
----------                       -----                      ----

/s/ Leon Levy*                   Chairman of the

--------------                   Board of Trustees         February 26, 1998
Leon Levy

/s/ Donald W. Spiro*             Vice Chairman of the
-------------------              Board of Trustees         February 26, 1998
Donald W. Spiro

/s/ Bridget A. Macaskill*        President & Trustee        February 26, 1998

------------------------
Bridget A. Macaskill

/s/ George Bowen*                Treasurer and
-----------------                Principal Financial

George Bowen                     & Accounting Officer       February 26, 1998

/s/ Robert G. Galli*             Trustee                    February 26, 1998

-------------------
Robert G. Galli


/s/ Benjamin Lipstein*           Trustee                    February 26, 1998

----------------------
Benjamin Lipstein


/s/ Elizabeth B. Moynihan*       Trustee                    February 26, 1998

---------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*             Trustee                 February 26, 1998

----------------------
Kenneth A. Randall


/s/ Edward V. Regan*                Trustee                 February 26, 1998

--------------------
Edward V. Regan


/s/ Russell S. Reynolds, Jr.*       Trustee                 February 26, 1998

------------------------
Russell S. Reynolds, Jr.


/s/ Pauline Trigere*                Trustee                 February 26, 1998

-------------------
Pauline Trigere


/s/ Clayton K. Yeutter*             Trustee                 February 26, 1998

-----------------------
Clayton K. Yeutter


*By: /s/ Robert G. Zack
    --------------------------------
    Robert G. Zack, Attorney in Fact

                          OPPENHEIMER WORLD BOND FUND
                           Registration No. 811-5670



                        Post-Effective Amendment No. 13



                               Index to Exhibits


Exhibit No.       Description

24(1)(h)    Independent Auditor's Consent

24(2)(r)    Financial Data Schedule